UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number 811-21076
                                                     ---------

                         PIMCO Municipal Income Fund II
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end:  May 31
                          ------

Date of reporting period: November 30
                          -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders


                               Semi-Annual Report
                                         11.30.03

PIMCO MUNICIPAL INCOME FUND II
PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
PIMCO NEW YORK MUNICIPAL INCOME FUND II

                          CONTENTS

[PML/NYSE LOGO]           Letter to Shareholders ..............................1

[PCK/NYSE LOGO]           Performance and Statistics ........................2-4

PNI/NYSE LOGO]            Schedules of Investments .........................5-23

                          Statements of Assets and Liabilities ...............24

                          Statements of Operations ...........................25

                          Statements of Changes in Net Assets .............26-27

                          Notes to Financial Statements ...................28-32

                          Financial Highlights ............................33-35

                          Annual Shareholder Meeting Results .................36


                                                           [PIMCO ADVISORS LOGO]

PIMCO MUNICIPAL INCOME FUND II LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------



                                                                January 16, 2004
Dear Shareholder:

We are pleased to provide you with the semi-annual report of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, and PIMCO New York Municipal Income Fund II ("PIMCO Municipal Income Funds II" or the "Funds") for the six months ended November 30, 2003.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income II Funds. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Funds, together with PIMCO Advisors Fund Management LLC, the Funds' investment manager and Pacific Investment Management Co. LLC, the Funds' sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,




/s/ Stephen Treadway                          /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that these or any other investment techniques will be effective under all market conditions.


                11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  1

PIMCO MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS

November 30, 2003 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:                      PRIMARY INVESTMENTS:          INCEPTION DATE:
PML                          Municipal fixed-income        June 28, 2002
                             securities, the interest
OBJECTIVE:                   from which is exempt          TOTAL NET ASSETS(1):
To provide income exempt     from federal income tax.      $1,352.9 million
from federal income tax.
                                                           PORTFOLIO MANAGER:
                                                           Mark McCray


TOTAL RETURN(2) :                      Market Price                    NAV
--------------------------------------------------------------------------------
Six Months                                (3.48)%                      3.16%
--------------------------------------------------------------------------------
1 Year                                     3.78%                      10.83%
--------------------------------------------------------------------------------
6/28/02 (commencement of
  operations) to 11/30/03                  1.07%                       8.66%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE:        MARKET PRICE/NET ASSET VALUE:
6/28/02 (commencement of               -----------------------------------------
  operations) to 11/30/03              Market Price                     $13.82
                                       -----------------------------------------
                                       Net Asset Value                  $14.64
                                       -----------------------------------------
                                       Market Price Yield(3)             7.33%
                                       -----------------------------------------


[Copy below represents a line graph in the printed piece.]

         at Market Price    at NAV
         ---------------    ------
 6/28/02       14.32          15.2
               14.32         15.08
               14.35         15.17
               14.37         15.19
               14.46         15.03
               14.46         15.03
               14.52         15.06
               14.57            15
                14.5         15.02
               14.63         15.04
               14.77         15.02
               14.89         15.11
                15.1         15.04
               15.13            15
               15.17         15.06
               15.09         15.06
               14.28          14.8
               14.15         14.42
               14.41         14.74
               14.66         14.68
               14.53         14.59
               14.33          14.4
               14.22         14.34
               14.51         14.29
               14.58          14.1
               14.66         14.12
                14.5          14.2
               14.64         14.54
               14.52         14.41
               14.49         14.45
               14.41         14.43
               14.38         14.23
               14.39         14.41
               14.55          14.5
               14.57         14.41
               14.39         14.31
                14.6         14.31
               14.68         14.37
               14.48         14.29
               14.55         14.25
               14.27         14.35
               14.35         14.34
               14.54         14.49
               14.53         14.36
               14.57         14.48
               14.64         14.64
                14.7          14.8
               14.68         14.72
               14.66          14.8
               14.69          14.9
               14.77         14.89
               14.64         14.75
               14.54         14.84
               14.56         14.86
               14.55         14.67
               14.36         14.33
               14.06         14.15
               13.42         13.64
               13.73            14
               13.51         13.81
               13.54         13.66
               13.62         13.63
               13.77            14
               13.79         13.81
               14.03         13.82
               14.08         13.79
               14.05         13.95
               13.93          13.8
               13.91         13.68
               14.13         13.73
               14.19         13.77
               14.25         13.95
               14.38         13.84
               14.52         13.92
11/28/03       14.64         13.82


(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2003.


2 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS November 30, 2003 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:                       PRIMARY INVESTMENTS:          INCEPTION DATE:
PCK                           Municipal fixed-income        June 28, 2002
                              securities, the interest
OBJECTIVE:                    from which is exempt from     TOTAL NET ASSETS(1):
To provide income exempt      federal and California        $687.5 million
from federal and California   State income tax.
State income tax.                                           PORTFOLIO MANAGER:
                                                            Mark McCray



TOTAL RETURN(2):                       Market Price                     NAV
--------------------------------------------------------------------------------
Six Months                                (3.61)%                      0.07%
--------------------------------------------------------------------------------
1 Year                                     2.68%                       8.16%
--------------------------------------------------------------------------------
6/28/02 (commencement of
  operations) to 11/30/03                  0.32%                       5.77%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE:        MARKET PRICE/NET ASSET VALUE:
                                       -----------------------------------------
6/28/02 (commencement of               Market Price                   $13.79
  operations) to 11/30/03              -----------------------------------------
                                       Net Asset Value                $14.20
                                       -----------------------------------------
                                       Market Price Yield(3)           7.07%
                                       -----------------------------------------


[Copy below represents a line graph in the printed piece.]

         at Market Price    at NAV
         ---------------    ------

 6/28/02       14.33         15.19
               14.33          15.1
               14.42         15.28
               14.42         15.26
               14.47         15.04
               14.44         15.29
               14.49         15.28
               14.56         15.28
               14.48         15.22
                14.6         15.05
                14.7         15.18
               14.86         15.25
               15.02         15.25
               15.02          15.1
               14.98         15.07
                14.8         15.07
               14.07         14.26
               13.93         14.42
               14.25         14.72
               14.54          14.8
               14.34         14.67
               14.16         14.27
               14.03         14.35
               14.26          14.1
               14.36         14.18
               14.48         14.18
               14.45         14.25
               14.48         14.25
               14.32         14.11
               14.23         14.05
               14.17         14.08
               14.12         14.05
               14.13         14.12
               14.25         14.06
               14.26          14.1
                14.2         14.19
               14.47          14.5
               14.54         14.36
               14.32         14.36
               14.38          14.4
               14.06         14.31
               14.12         14.24
               14.34         14.25
               14.33         14.28
               14.42         14.54
               14.47         14.64
               14.59         14.78
               14.69         14.82
               14.66         14.78
                14.7         14.96
               14.83            15
               14.57         14.85
               14.35         14.59
               14.36         14.75
               14.29         14.35
               13.97          14.1
               13.62         13.88
               13.06         13.21
               13.31         13.66
               13.03         13.37
               13.09         13.43
               13.14         13.62
               13.32         13.77
               13.33         13.92
               13.57         13.98
               13.64          13.9
               13.59         13.92
               13.45         13.88
               13.52         13.65
               13.68         13.81
               13.76         13.88
               13.81         13.96
               13.94         13.82
               14.08         13.74
11/30/03        14.2         13.79


(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at November 30, 2003.


               11.300.03 | PIMCO Municipal Income Funds II Semi-Annual Report  3

PIMCO NEW YORK MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS

November 30, 2003 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:                      PRIMARY INVESTMENTS:          INCEPTION DATE:
PNI                          Municipal fixed-income        June 28, 2002
                             securities, the interest
OBJECTIVE:                   from which is exempt from     TOTAL NET ASSETS(1):
Seeks to provide current     federal, New York State and   $239.2 million
income exempt from federal,  New York City income tax.
New York State and                                         PORTFOLIO MANAGER:
New York City income tax.                                  Mark McCray


TOTAL RETURN(2) :                      Market Price                   NAV
--------------------------------------------------------------------------------
Six Months                                (2.48)%                    2.60%
--------------------------------------------------------------------------------
1 Year                                     4.38%                     8.00%
--------------------------------------------------------------------------------
6/28/02 (commencement of
  operations) to 11/30/03                  0.84%                     6.49%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE:        MARKET PRICE/NET ASSET VALUE:
6/28/02 (commencement of               -----------------------------------------
  operations) to 11/30/03              Market Price                 $13.89
                                       -----------------------------------------
                                       Net Asset Value              $14.35
                                       -----------------------------------------
                                       Market Price Yield(3)         7.02%
                                       -----------------------------------------


[Copy below represents a line graph in the printed piece.]

         at Market Price    at NAV
         ---------------    ------

 6/28/02       15.15         14.33
                15.2         14.31
               15.11         14.36
               15.35         14.38
               15.02         14.42
               15.35         14.46
               15.08         14.52
                  15         14.56
               15.16         14.48
               15.06         14.59
               15.14         14.69
               15.12         14.76
               15.14         14.91
               15.03         14.91
               15.06         15.02
               14.97         14.95
               14.65         14.29
               14.25         14.16
               14.06         14.35
               14.32         14.62
                14.3         14.51
               14.13         14.33
               14.22         14.19
               14.06         14.44
                14.1         14.55
               14.05         14.63
               14.02         14.62
               14.15         14.71
               14.17        14.544
               14.09        14.541
               13.95        14.416
               14.03        14.403
                  14         14.44
               14.03         14.53
                14.2         14.48
               14.23         14.38
               14.34         14.51
               14.26         14.62
               14.22         14.36
               14.23         14.43
               14.29         13.78
               14.15         13.86
                14.1         14.11
               14.18         14.02
               14.16         14.08
                14.4          14.2
               14.75         14.25
               14.65         14.39
               14.71         14.44
               14.67         14.47
                14.7         14.59
               14.55         14.38
               14.81         14.31
               14.92          14.3
               14.71         14.26
               14.64         14.01
               14.08         13.75
                  14         13.05
               13.84         13.39
               13.85         13.12
               13.71          13.1
                13.8         13.18
               13.98          13.3
                13.9         13.28
               13.57         13.72
               13.69         13.87
               13.84         13.78
               13.64         13.65
               13.79         13.62
               13.72         13.85
                13.8         13.88
               13.85         13.94
               13.75          14.1
               13.71         14.23
11/30/03       13.89         14.35


(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2003.

4   PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
    (000)                                                                 (Moody's/S&P)    Value*
=====================================================================================================
 MUNICIPAL BONDS & NOTES--80.5%
-----------------------------------------------------------------------------------------------------
               ALABAMA--4.2%
  $38,145      Birmingham Waterworks & Sewer Board. Rev.,
                  5.00%-5.25%, 1/1/27-1/1/43, Ser. B (MBIA)                  Aaa/AAA    $ 38,997,798
    1,750      Huntsville Health Care Auth., 5.75%, 6/1/32, Ser. B            A2/NR        1,808,153
   16,580      Jefferson Cnty. Sewer Rev., 4.75%, 2/1/38, Ser. B (FGIC)      Aaa/AAA      18,207,161
                                                                                        ------------
                                                                                          59,013,112
                                                                                        ============
               ALASKA--1.2%
               State Housing Fin. Corp.,
   13,885        5.00%, 12/1/39, Ser. A                                      Aaa/AAA      13,950,954
    3,550        5.25%, 6/1/32, Ser. C (MBIA)                                Aaa/AAA       3,594,162
                                                                                        ------------
                                                                                          17,545,116
                                                                                        ============
               ARIZONA--0.1%
    1,300      State Health Fac. Auth. Hosp. Rev., 5.75%, 12/1/32             NR/BBB       1,255,579
                                                                                        ============
               CALIFORNIA--0.9%
   12,300      Golden State Tobacco Securitization Corp., Tobacco
                  Settlement Rev.,
                  6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                 Baa2/BBB      11,891,574
    1,000      Rancho Cucamonga Community Facs. Dist. 6.30%,
                  9/1/23, Ser. A                                              NR/NR        1,015,990
                                                                                        ------------
                                                                                          12,907,564
                                                                                        ============
               COLORADO--4.6%
   30,000      Dawson Ridge Dist. No. 1, GO,
                  zero coupon, 10/1/22, Ser. A                               Aaa/NR       11,517,300
    5,000      Denver Co. City & Cnty. Cert. of Participation,
                  5.50%, 12/1/25, Ser. B (AMBAC)                             Aaa/AAA       5,848,150
   25,000      Health Fac. Auth. Rev., Catholic Health Initiatives-A,
                  5.50%, 3/1/32                                              Aa2/AA       25,783,000
   18,305      Health Fac. Auth. Rev., Exempla Inc.,
                  5.625%, 1/1/33, Ser. A                                      A1/A-       18,596,599
    6,500      Health Fac. Auth. Rev., Liberty Height, Retirement Fac.,
                  zero coupon, 7/15/22                                       Aaa/AAA       2,499,510
                                                                                        ------------
                                                                                          64,244,559
                                                                                        ============
               DISTRICT OF COLUMBIA--1.2%
   17,500      Washington DC Convention Ctr. Auth. Tax Rev.,
                  4.75%, 10/1/28 (AMBAC)                                     Aaa/AAA      17,198,300
                                                                                        ============
               FLORIDA--2.9%
    8,000      Highlands Cnty. Health Fac. Auth. Rev.,
                  6.00%, 11/15/31, Ser. A                                     A3/A         8,364,320
      635      Hillsborough Cnty. Health Fac. Indl. Dev. Rev.,
                  5.625%, 8/15/23                                           Baa2/BBB         611,892
    2,335      Hillsborough Cnty. Pollution Control Rev.,
                  Tampa Electric Co. Proj., 5.50%, 10/1/23                  Baa1/BBB-      2,309,805


                11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  5

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
    (000)                                                                 (Moody's/S&P)    Value*
=====================================================================================================
               FLORIDA--(CONCLUDED)
  $ 7,135      Jacksonville Health Facs. Auth. Rev.,
                  5.25%, 11/15/32, Ser. A                                    Aa2/AA     $  7,200,856
   11,500      Lakeland Hosp. Syst. Rev., Regional Health Syst.,
                  5.50%, 11/15/32                                             A1/NR       11,578,430
    3,000      Leesburg Hosp. Rev., Leesburg Regional Medical Center,
                  5.50%, 7/1/32                                               A2/A         3,010,020
    7,550      Orange Cnty. Health Fac., Adventist Health Syst.,
                  5.625%-6.25%, 11/15/24-11/15/32                             A3/A         8,056,395
    1,500      Winter Springs Water & Sewer Rev.,
                  zero coupon, 10/1/29 (FGIC)                                Aaa/AAA         391,395
                                                                                        ------------
                                                                                          41,523,113
                                                                                        ============
               GEORGIA--0.7%
    4,000      Atlanta Water & Wastewater,
                  5.00%, 11/1/39, Ser. A (MBIA)                              Aaa/AAA       4,040,880
    1,500      Grantor Trust Gov't CP,
                  4.75%, 6/1/28, Ser. A (MBIA)                               Aaa/AAA       1,510,845
    9,600      Richmond Cnty. Dev Auth. Rev., zero coupon, 12/1/21           Aaa/NR        3,878,880
                                                                                        ------------
                                                                                           9,430,605
                                                                                        ============
               HAWAII--1.4%
   19,170      Honolulu City & Cnty. Wastewater Syst. Rev.,
                  First Board Resolution, 4.75%, 7/1/28 (FGIC)               Aaa/NR       19,179,968
                                                                                        ============
               ILLINOIS--14.7%
   11,760      Central Lake Cnty. Water Agy. Rev.,
                  5.125%, 5/1/28-5/1/32, Ser. A (AMBAC)                      Aaa/NR       11,973,517
               Chicago Board of Education School Reform GO,
   15,535         zero coupon, 12/1/16, Ser. A                               Aaa/AAA       8,548,600
    5,000         zero coupon, 12/1/28 (FGIC), Ser. A                        Aaa/AAA       1,297,700
    4,500         zero coupon, 12/1/31 (FGIC)                                Aaa/AAA         987,975
   94,485      Chicago City Colleges GO, zero coupon,
                  1/1/37-1/1/39 (FGIC)                                       Aaa/AAA      14,757,213
    5,050      Chicago GO, 5.125%, 1/1/29, Ser. A (FGIC)                     Aaa/AAA       5,119,488
    7,000      Chicago Midway Arpt. Rev., 5.00%, 1/1/31, Ser. B (MBIA)       Aaa/AAA       7,049,490
    9,862      Chicago Special Assessment, Lake Shore East,
                  6.625%-6.75%, 12/1/22-12/1/32                               NR/NR       10,116,354
    5,000      Cicero Corp. GO, 5.25%, 12/1/31 (MBIA)                        Aaa/AAA       5,209,200
  144,650      Dev. Fin. Auth. Retirement Housing Rev.,
                  zero coupon, 7/15/23-7/15/25                               NR/AAA       47,412,360
   20,100      Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
                  5.625%, 1/1/28                                              A2/A-       20,348,235
  110,000      Metropolitan Pier & Exposition Auth.,
                  zero coupon, 12/15/30-12/15/33 (MBIA)                      Aaa/AAA      23,657,400
   68,470      State Sports Facs. Auth, 5.50%, 6/15/30 (AMBAC)               Aaa/AAA      49,822,880
                                                                                        ------------
                                                                                         206,300,412
                                                                                        ============


6  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
    (000)                                                                 (Moody's/S&P)    Value*
=====================================================================================================
               INDIANA--0.6%
  $ 3,000      Brownsburg 1999 School Building Corp.,
                  5.00%-5.25%, 3/15/25-9/15/25 (FSA)                         Aaa/AAA    $  3,118,270
      500      State Bank Rev., 5.25%, 4/1/30, Ser. D (AMBAC)                Aaa/AAA         517,690
    4,125      Fort Wayne Pollution Control Rev., 6.20%, 10/15/25           Baa1/BBB       4,328,569
                                                                                        ------------
                                                                                           7,964,529
                                                                                        ============
               KANSAS--0.2%
    2,800      Univ. of Kansas, Hosp. Auth. Health Facs. Rev.,
                  5.625%, 9/1/32                                              NR/A-        2,868,684
                                                                                        ============
               KENTUCKY--0.2%
    2,500      Economic Dev. Finance Auth. Hospital Facs. Rev.,
                  5.25%, 10/1/30                                             A1/AA-        2,527,975
                                                                                        ============
               IOWA--0.5%
    8,850      Tobacco Settlement Auth., 5.60%, 6/1/35, Ser.                BBaa2/BBB      7,330,809
                                                                                        ============
               LOUISIANA--4.2%
   20,400      Ochsner Clinic Foundation Pub. Facs. Auth. Rev.,
                  5.50%, 5/15/32, Ser. B                                      A3/NR       20,578,908
   44,395      Tobacco Settlement Financing Corp.,
                  5.875%, 5/15/39, Ser. 2001B                               Baa2/BBB      38,393,684
                                                                                        ------------
                                                                                          58,972,592
                                                                                        ============
               MARYLAND--0.1%
    1,000      State Health & Higher Educational Fac. Auth. Rev.,
                  John Hopkins Univ., 5.00%, 7/1/41, Ser. A                  NR/Baa1         999,950
                                                                                        ============
               MASSACHUSETTS--4.2%
    1,300      Massachusetts Bay Trans. Auth.,
                  4.75%, 3/1/21, Ser. A (MBIA)                               Aaa/AAA       1,309,685
   32,000      Massachusetts Bay Trans. Auth., Sales Tax Rev.,
                  5.00%, 7/1/32, Ser. A                                     Aaa2/AAA      32,466,880
    4,295      State Turnpike Auth.,
                  4.75%, 1/1/34, Ser. A (AMBAC)                              Aaa/AAA       4,254,112
               State Water Reserve Auth.,
    2,300        4.75%, 12/1/21, Ser. B                                      Aaa/AAA       2,324,150
   19,300        4.75%, 8/1/37, Ser. A                                       Aaa/AAA      18,948,740
                                                                                        ------------
                                                                                          59,303,567
                                                                                        ============
               MICHIGAN--2.4%
   10,250      Detroit City School Dist.,
                  5.00%-5.125%, 5/1/31-5/1/32, Ser. A                        Aaa/AAA      10,440,223
    2,500      Detroit Water Supply Syst., 5.00%, 7/1/30, Ser. A (FGIC)      Aaa/AAA       2,539,300
    5,000      State Hosp. Fin. Auth. Rev., Ascension Health,
                  5.25%, 11/15/26, Ser. B                                    Aa2/AA        5,053,900
   15,425      State Hosp. Fin. Auth. Rev., Oakwood Obligation Group,
                  5.75%-6.00%, 4/1/22, Ser. A                                 A2/A        15,870,292
                                                                                        ------------
                                                                                          33,903,715
                                                                                        ============


                11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  7

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
    (000)                                                                 (Moody's/S&P)    Value*
=====================================================================================================
               MISSISSIPPI--0.3%
  $ 3,605      Business Finance Corp., Pollution Control Rev.,
                  5.875%, 4/1/22                                             Ba1/BBB-   $  3,611,741
    1,000      State Dev. Bank Oblig., Projects & Equipment Acquisitions,
                  5.00%, 7/1/24 (AMBAC)                                      Aaa/AAA       1,058,300
                                                                                        ------------
                                                                                           4,670,041
                                                                                        ============
               MISSOURI--0.1%
    1,500      St. Louis Parking Facs. Rev., Downtown Parking Facility,
                  6.00%, 2/1/28                                               NR/NR        1,520,115
                                                                                        ============
               NEVADA--1.7%
    3,400      Clark Cnty., GO, 5.00%, 6/1/31 (FGIC)                         Aaa/AAA       3,450,932
   17,030      Reno Lien Trans., 5.125%-5.25%, 6/1/27-6/1/41 (AMBAC)         Aaa/AAA      17,540,088
    3,290      Truckee Meadows Water Auth Rev.,
                  5.125%, 7/1/30, Ser. A (FSA)                               Aaa/AAA       3,367,611
                                                                                        ------------
                                                                                          24,358,631
                                                                                        ============
               NEW HAMPSHIRE--0.2%
    3,000      Health & Educational Facs. Auth. Rev., 6.125%, 7/1/32        Baa1/BBB+      3,031,230
                                                                                        ============
               NEW JERSEY--2.1%
   60,000      Camden Cnty. Impt. Auth. Rev., Cooper Health,
                  5.875%-6.00%, 2/15/15-2/15/27                              Ba2/NR           54,825
      750      Economic Dev. Auth., Arbor Glen, 6.00%, 5/15/28, Ser. A        NR/NR          665,940
   15,405      Economic Dev. Auth., Kapkowski Landfill Proj.,
                  5.75%, 10/1/21-4/1/31                                     Baa3/NR       15,970,488
    3,500      State Educational Fac. Auth. Rev., 6.00%, 7/1/25, Ser. D       NR/NR        3,581,655
   10,030      Tobacco Settlement Financing Corp., Rev.,
                  6.00%-6.75%, 6/1/37-6/1/43                                Baa2/BBB       9,125,959
                                                                                        ------------
                                                                                          29,398,867
                                                                                        ============
               NEW MEXICO--0.4%
               Farmington Pollution Control Rev.,
    3,000         5.80%, 4/1/22                                              Baa3/NR       3,014,700
    2,000         5.80%, 4/1/22                                             Baa3/BBB-      2,008,160
                                                                                        ------------
                                                                                           5,022,860
                                                                                        ============
               NEW YORK--2.1%
               Metropolitan Trans. Auth.,
   10,600         5.00%, 11/15/30, Ser. A (FSA)                              Aaa/AAA      10,783,380
   10,000         5.25%, 11/15/32                                             A2/A        10,344,400
    6,700      State Dormitory Auth. Rev.,
                  5.00%, 7/1/34, Ser. 1                                      Aa2/AA        6,755,543
    2,000      State Environmental Facilities Corp.,
                  5.00%, 6/15/28                                             Aaa/AAA       2,047,180
                                                                                        ------------
                                                                                          29,930,503
                                                                                        ============


8  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
    (000)                                                                 (Moody's/S&P)    Value*
=====================================================================================================
               NORTH CAROLINA--1.4%
$  11,105      Cap. Facs. Fin. Agy. Rev., Duke Univ., 5.125%,
                  7/1/42, Ser.                                             A Aa1/AA+    $ 11,393,619
    7,500      Lorian Cnty. Hospital Rev., 5.375%, 10/1/30                    A1/AA-       7,594,575
                                                                                        ------------
                                                                                          18,988,194
                                                                                        ============
               PENNSYLVANIA--2.9%
    7,250      Allegheny Cnty. Hosp. Dev. Auth. Rev.,
                  9.25%, 11/15/15-11/15/30, Ser. B                            B2/B         7,666,730
    4,500      Cumberland Cnty. Auth. Rev., 7.25%, 1/1/35, Ser. A             NR/NR        4,541,175
    8,750      Montgomery Cnty. Higher Education & Health Auth. Hosp. Rev.
                  5.125%, 6/1/27-6/1/32, Ser. A                               NR/A         8,534,338
    5,000      Philadelphia Auth. Dev. Lease Rev.,
                  5.25%, 10/1/30, Ser. B (FSA)                               Aaa/AAA       5,178,200
    3,050      Philadelphia Auth. Indl. Dev. Rev. Doubletree,
                  6.50%, 10/1/27                                              NR/NR        3,060,248
    3,000      Philadelphia, GO, 5.25%, 9/15/25 (FSA)                        Aaa/AAA       3,132,510
    8,520      Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
                  6.85%, 7/1/22                                             Baa2/BBB       8,639,706
      500      Pittsburgh & Allegheny Cnty. Pub. Auditorium,
                  5.00%, 2/1/29 (AMBAC)                                      Aaa/AAA         507,320
                                                                                        ------------
                                                                                          41,260,227
                                                                                        ============
               PUERTO RICO--0.3%
    4,200      Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN       A3/A-        4,274,592
                                                                                        ============
               RHODE ISLAND--4.1%
   65,000      Tobacco Settlement Financing. Corp., 6.25%, 6/1/42, Ser. A   Baa2/BBB      57,594,550
                                                                                        ============
               SOUTH CAROLINA--5.2%
   27,745      Greenville Cnty. School District, 5.50%, 12/1/28              A1/AA-       29,123,649
   18,120      Jobs Economic Dev. Auth. Economic Dev. Rev.,
                  5.625%, 11/15/30                                            A3/A-       18,495,990
   20,000      Lexington Cnty. Health Services Dist. Hosp. Rev.,
                  5.50%-5.75%, 11/1/28-11/1/32                                A2/A        20,512,300
    3,250      Tobacco Settlement Rev., 6.375%, 5/15/28, Ser.               BBaa2/BBB      3,013,628
    1,180      Transportation Infrastructure Rev.,
                  5.00%, 10/1/29, Ser. A (AMBAC)                             Aaa/NR        1,325,128
                                                                                        ------------
                                                                                          72,470,695
                                                                                        ============
               TENNESSEE--5.0%
    3,750      Knox Cnty. Health Educational & Housing Facs. Board,
                  Hospital Facs. Rev., 5.25%, 10/1/30                        A1/AA-        3,813,300
   58,785      Memphis Electric Syst. Rev.,
                  5.00%, 12/1/11 Ser. A (MBIA)                               Aaa/AAA      65,844,491
                                                                                        ------------
                                                                                          69,657,791
                                                                                        ============


                11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  9

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
-------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
    (000)                                                                 (Moody's/S&P)      Value*
=======================================================================================================
               TEXAS--8.7%
$   1,000      Arlington Indpt. School Dist, GO, 5.00%, 2/15/24              Aaa/NR     $    1,015,470
    4,480      Aubrey Indpt. School Dist., GO, 5.50%, 2/15/33                Aaa/NR          4,444,160
    6,500      Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services Corp.,
                  5.375%, 1/1/32                                              NR/A-          6,457,750
    2,700      Comal Cnty. Health Facs., Mckenna Memorial Hosp.,
                  6.25%, 2/1/32                                             Baa2/BBB         2,727,837
    5,000      Dallas Area Rapid Transit., 5.00%, 12/1/31 (AMBAC)            Aaa/AAA         5,062,400
   20,000      Frisco Indpt. School Dist. GO, zero coupon, 8/15/34           Aaa/NR          3,769,800
   19,750      Harris Cnty. GO, 4.75%, 8/15/31                               Aa1/AA+        20,060,273
    5,250      Harris Cnty. Health Facs. Dev. Corp. Rev.,
                  5.375%, 2/15/26, Ser. A                                    NR/AA-          5,330,535
   25,000      Harris Cnty. Senior Lien Toll Road, 5.00%, 8/15/30 (FSA)      Aaa/AAA        25,350,500
    7,500      Keller Indpt. School Dist. GO, 4.875%, 8/15/31                Aaa/AAA         7,516,125
    3,170      Little Elm Indpt. School Dist. GO, 5.30%, 8/15/29, Ser. A     NR/AAA          3,301,523
    6,250      North Dallas Thruway Auth., 4.75%, 1/1/29 (FGIC)              Aaa/AAA         6,213,500
    5,000      Quinlin Indpt. School Dist. GO, 5.10%, 2/15/32                Aaa/NR          5,086,750
               State Turnpike Auth. Highway Imps. Rev.,
   10,000         zero coupon, 8/15/19 (AMBAC)                               Aaa/AAA         4,676,500
    8,880         5.00%, 8/15/42 (AMBAC)                                     Aaa/AAA         8,941,627
    4,900      State Water Financial Assistance, GO,
                  5.00%-5.25%, 8/1/35-8/1/36                                 Aa1/AA          4,967,573
    8,000      Wichita Falls Water & Sewer Rev., 5.00%, 8/1/27 (AMBAC)       Aaa/AAA         8,116,400
                                                                                        --------------
                                                                                           123,038,723
                                                                                        ==============
               VIRGINIA--0.5%
    6,500      Fredericksburg Industrial Dev., Medicorp Health Syst.,
                  5.125%-5.25%, 6/15/33, Ser. B                               A3/NR          6,495,340
                                                                                        ==============
               WASHINGTON--0.4%
    5,000      Tacoma Sewer Rev.,
                  5.00%, 12/1/31, Ser. A (FGIC)                              Aaa/AAA         5,062,400
                                                                                        ==============
               WISCONSIN--0.8%
   10,850      Badger Tobacco Asset Securitization Corp.,
                  6.00%-6.125%, 6/1/17-6/1/27                               Baa2/BBB        10,515,458
    1,000      State Health & Educational Facs. Auth. Rev.,
                  5.375%, 10/1/30                                             NR/A+          1,002,360
                                                                                        --------------
                                                                                            11,517,818
                                                                                        ==============
               Total Municipal Bonds & Notes (cost-$1,130,991,337)                       1,130,762,726
                                                                                        ==============

-------------------------------------------------------------------------------------------------------
 VARIABLE RATE NOTES (a) (b) (f)--8.3%
-------------------------------------------------------------------------------------------------------
               ALABAMA--0.8%
    6,675      Jefferson Cnty. Sewer Rev.,
                  14.02%, 2/1/36, Ser. 352 (FGIC)                            Aaa/NR          9,698,241
    2,100      Montgomery Care Fac.,
                  13.23%, 11/15/29, Ser. 435 (MBIA)                          Aaa/NR          2,136,540
                                                                                        --------------
                                                                                            11,834,781
                                                                                        ==============


10  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
-------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
    (000)                                                                 (Moody's/S&P)      Value*
=======================================================================================================
               COLORADO--0.2%
  $ 2,813      Denver City & Cnty. Airpt Rev.,
                  15.47%, 11/15/25, Ser. 425 (FSA)                           Aaa/NR     $    2,970,338
                                                                                        ==============
               FLORIDA--0.5%
    2,228      Orange Cnty. School Board CP,
                  15.38%, 8/1/24, Ser 328 (MBIA)                             Aaa/NR          2,419,154
    4,052      State Governmental Utilities Rev.,
                  15.38%, 10/1/29, Ser. 327 (AMBAC)                          Aaa/NR          4,355,200
                                                                                        --------------
                                                                                             6,774,354
                                                                                        ==============
               ILLINOIS--0.8%
               Chicago GO,
    2,225         15.88%, 1/1/28, Ser. 332 (MBIA)                            Aaa/NR          2,316,670
    3,300         14.90%, 1/1/40, Ser. 426 (FGIC)                            Aaa/NR          3,970,230
    1,932      Cook Cnty., 13.23%, 11/15/28, Ser. 403 (FGIC)                 Aaa/NR          1,988,221
    2,200      State GO, 18.65%, 4/1/27, Ser. 783                            Aaa/NR          2,602,710
                                                                                        --------------
                                                                                            10,877,831
                                                                                        ==============
               INDIANA--0.5%
    6,429      Indianapolis Local Public Improvement Bond Bank,
                  18.65%, 7/1/33, Ser. 784 (MBIA)                            Aaa/NR          7,383,454
                                                                                        ==============
               MASSACHUSETTS--2.3%
    2,100      Boston Water & Sewer Community Rev.,
                  13.37%, 11/1/28, Ser. 434 (FGIC)                           Aa2/NR          2,188,977
    1,190      State College Bldg. Auth. Proj. Rev., 66.986%-67.852%,
                  11/1/22-11/1/31 (XLCA)                                      NR/NR          3,186,777
    2,420      State GO, 18.87%,
                  11/1/30, Ser. 785 (FGIC)                                   Aaa/NR          2,920,456
               State Turnpike Auth. Rev.,
    8,498         13.37%, 1/1/39, Ser. 335 (AMBAC)                           Aaa/NR          8,688,099
    4,500         13.37%, 1/1/37, Ser. 489 (AMBAC)                           Aaa/NR          4,586,265
   11,049         13.37%, 1/1/37, Ser. 334 (AMBAC)                           Aaa/NR         11,260,809
                                                                                        --------------
                                                                                            32,831,383
                                                                                        ==============
               MICHIGAN--0.4%
    4,950      Detroit Water Supply Syst.,
                  18.65%, 7/1/32, Ser. 782 (MBIA)                            Aaa/NR          5,946,435
                                                                                        ==============
               NEVADA--0.3%
    3,300      State GO, 13.07%, 5/15/28, Ser. 344 (FGIC)                    Aaa/NR          3,422,001
                                                                                        ==============
               OHIO--0.2%
    1,975      Hamilton Cnty. Sales Tax
                  15.59%, 12/1/27, Ser. 356 (MBIA)                           Aaa/NR          2,103,849
                                                                                        ==============
               PENNSYLVANIA--0.5%
               Philadelphia School Dist. Residual Ctfs., GO,
    2,505        12.24%, 4/1/27, Ser. 345 (MBIA)                             Aaa/NR          2,481,128
    4,016        12.42%, 4/1/27, Ser. 496 (MBIA)                             Aaa/NR          3,977,232
                                                                                        --------------
                                                                                             6,458,360
                                                                                        ==============


               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  11

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
-------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
    (000)                                                                 (Moody's/S&P)      Value*
=======================================================================================================
               TENNESSEE--0.5%
  $ 6,000      Memphis Electric Syst. Rev.,                                  Aaa/NR
                  8.70%, 12/1/11, Ser. 880 (MBIA) (a) (d)                               $    7,478,640
                                                                                        ==============
               TEXAS--1.1%
    3,075      Denton Util. Syst. Rev.,                                                      3,256,056
                  16.09%, 12/1/29, Ser. 428 (MBIA)                           Aaa/NR
    1,650      Houston Arpt. Syst. Rev.,                                                     1,716,545
                  13.02%, 7/1/25, Ser. 404 (FGIC)                            Aaa/NR
               Houston Water & Sewer Syst. Rev.,
    2,750         15.59%, 12/1/28, Ser. 427                                  Aaa/NR          2,874,850
    3,838         9.03%, 12/1/30, Ser. 495                                   NR/AAA          4,335,761
    3,080      State Affordable Housing, American Housing
                  Foundation, 19.34%, 9/1/22, Ser. 780 (MBIA)                Aaa/NR          3,776,788
                                                                                        --------------
                                                                                            15,960,000
                                                                                        ==============
               WASHINGTON--0.2%
    2,730      Central Puget Sound Regl. Tran. Auth. Sales Tax &
                  Motor, 12.24%, 2/1/28, Ser. 360                            Aaa/NR          2,690,606
                                                                                        ==============

               Total Variable Rate Notes (cost-$102,468,100)                               116,732,032
                                                                                        ==============
-------------------------------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES (b) (c)--9.1%
-------------------------------------------------------------------------------------------------------
               ARIZONA--0.9%
               Health Facility Auth. Rev.,
    5,600         1.00%, 12/5/03, Ser. B (AMBAC)                             Aaa/AAA         5,600,000
    5,000         1.148%, 12/3/03, Ser. C (AMBAC)                            Aaa/AAA         5,000,000
               University of Arizona, Cert. of Participation,
    1,100         1.10%, 12/3/03, Ser. A (AMBAC)                            VMIG1/A-1+       1,100,000
    1,000         1.10%, 12/3/03, Ser. B (AMBAC)                            VMIG1/A-1+       1,000,000
                                                                                        --------------
                                                                                            12,700,000
                                                                                        ==============
               COLORADO--0.7%
    7,500      Denver City & Cnty., CP,
                  1.10%, 12/3/03 (AMBAC)                                    VMIG1/A-1+       7,500,000
    1,900      State Health Facility Auth. Rev., 0.92%, 12/3/03 (MBIA)       Aaa/AAA         1,900,000
                                                                                        --------------
                                                                                             9,400,000
                                                                                        ==============
               CONNECTICUT--0.2%
    2,325      State Housing & Finance Auth., 1.01%, 12/04/03 (AMBAC)        NR/A-1+         2,325,000
                                                                                        ==============
               FLORIDA--0.1%
               Orange Cnty. School Board, CP,
    2,200        1.08%, 12/1/03 Ser. B (AMBAC)                              VMIG1/NR         2,200,000
                                                                                        ==============
               GEORGIA--0.5%
    1,625      Atlanta Downtown Development Auth.,
                  1.08%, 12/4/03 (AMBAC)                                    VMIG1/A-1+       1,625,000
               Atlanta Water & Wastewater Rev., Ser. C
    3,000         1.00%, 12/4/03 (FGIC)                                      Aaa/AAA         3,000,000
    2,850         1.08%, 12/1/03 (FSA)                                      VMIG1/A-1+       2,850,000
                                                                                        --------------
                                                                                             7,475,000
                                                                                        ==============


12  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
-------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
    (000)                                                                 (Moody's/S&P)      Value*
=======================================================================================================
               INDIANA--1.0%
  $ 7,500      Indianapolis Local Public Improvement Bond Bank,
                  1.04%, 12/3/03 (MBIA)                                      Aaa/AAA    $    7,500,000
               State Health Facility Financing Auth.,
    5,000         1.00%, 12/5/03 (AMBAC)                                     Aaa/AAA         5,000,000
    2,000         1.05%, 12/12/03 (AMBAC)                                    Aaa/AAA         2,000,000
                                                                                        --------------
                                                                                            14,500,000
                                                                                        --------------
               MASSACHUSETTS--0.6%
    1,500      State GO, 1.10%, 12/4/03                                     VMIG1/A-1+       1,500,000
    3,450      State Health & Educational Facilities Auth.,
                  1.03%, 12/1/03, Ser. G                                    VMIG1/A-1+       3,450,000
    3,000      State Housing Finance Agency Housing Rev.,
                  1.10%, 12/3/03, Ser. F (FSA)                              VMIG1/A-1+       3,000,000
                                                                                        --------------
                                                                                             7,950,000
                                                                                        --------------
               MICHIGAN--0.9%
    3,900      Detroit Sewer Disposal Syst., 1.08%, 12/1/03, Ser. B         VMIG1/A-1+       3,900,000
    4,370      Holt Public Schools GO, 1.08%, 12/4/03                        NR/A-1+         4,370,000
    2,650      Saline Area Schools, GO, 1.08%, 12/4/03                       NR/A-1+         2,650,000
    1,400      State University Rev., 1.08%, 12/1/03, Ser. A                VMIG1/A-1+       1,400,000
                                                                                        --------------
                                                                                            12,320,000
                                                                                        ==============
               MISSOURI--0.2%
    3,500      Dev. Finance Board Cultural Fac. Rev.,
                  1.10%, 12/1/03, Ser. B (MBIA)                             VMIG1/A-1+       3,500,000
                                                                                        ==============
               NEVADA--0.1%
    2,050        Clark Cnty. School Dist. GO, 0.99%, 12/1/03, Ser. B (FSA)  VMIG1/A-1+       2,050,000
                                                                                        ==============
               NEW YORK--0.7%
               State Dormitory Auth. Rev.,
    4,150         1.00%, 12/4/03, Ser. C-2 (MBIA)                            Aaa/AAA         4,150,000
    4,000         1.12%, 12/31/03, Ser. C (MBIA)                             Aaa/AAA         4,000,000
    2,000      Triborough Bridge & Tunnel Auth. Rev.,
                  0.95%, 12/3/03, Ser. G-2 (MBIA)                            Aaa/AAA         2,000,000
                                                                                        --------------
                                                                                            10,150,000
                                                                                        ==============
               NORTH CAROLINA--0.2%
    3,000      State Public Improvement, 1.10%, 12/3/03, Ser. F             VMIG1/A-1+       3,000,000
                                                                                        ==============
               PENNSYLVANIA--0.2%
    3,000      State Hospitals & Higher Education Facilities Auth.,
                  1.10%, 12/1/03 (MBIA)                                     VMIG1/A-1+       3,000,000
                                                                                        ==============
               SOUTH CAROLINA--1.0%
    6,000      Greenville Hospital Syst. Rev.,
                  1.07%, 12/5/03, Ser. C (AMBAC)                             Aaa/AAA         6,000,000
    7,500      State Transportation Infrastructure Bank Rev.,
                  1.13, 1/2/04, Ser. B-1 (XLCA)                              Aaa/NR          7,500,000
                                                                                        --------------
                                                                                            13,500,000
                                                                                        ==============


               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  13

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
-------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
    (000)                                                                 (Moody's/S&P)      Value*
=======================================================================================================
               TEXAS--1.1%
  $ 7,500      Humble Independent School Dist., GO, 1.09%, 12/4/03         VMIG1/A-1+   $    7,500,000
    2,500      Tarrant Cnty Health Facilities Development Auth.,
                  1.05%, 12/12/03, Ser. B-2                                  Aaa/AAA         2,500,000
    5,000      University of Texas, 1.10%, 12/3/03, Ser. A                  VMIG1/A-1+       5,000,000
                                                                                        --------------
                                                                                            15,000,000
                                                                                        --------------
               WASHINGTON--0.7%
    3,450      Health Care Facilities Auth., 1.10%, 12/1/03, Ser. A          Aaa/AAA         3,450,000
    6,000      State Public Power Supply Syst.,
                  1.04%, 12/3/03, Ser 2A-2 (MBIA)                           VMIG1/A-1        6,000,000
                                                                                        --------------
                                                                                             9,450,000
                                                                                        ==============
               Total Variable Rate Demand Notes (cost-$128,520,000)                        128,520,000
                                                                                        ==============
-------------------------------------------------------------------------------------------------------
 U.S. TREASURY BILLS (e)--2.1%
-------------------------------------------------------------------------------------------------------
   29,320      0.87%-0.97%, 12/4/03-12/18/03 (cost-$29,223,729)              Aaa/AAA        29,315,562
                                                                                        --------------

TOTAL INVESTMENTS, (cost-$1,363,836,111+)--100.0%                                       $1,405,330,320
                                                                                        ==============
=======================================================================================================


+ The cost basis of portfolio securities for federal income tax purposes is $1,363,836,111. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $48,892,897; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $7,398,688; net unrealized appreciation for federal income tax purposes is $41,494,209.


14  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                      Credit Rating
    (000)                                                                      (Moody's/S&P)      Value*
============================================================================================================
 CALIFORNIA MUNICIPAL BONDS & NOTES--77.5%
------------------------------------------------------------------------------------------------------------
  $31,300      ABAG Financing Auth. Rev.,
                  5.20%-5.35%, 11/15/22-11/15/32, Ser. A                           NR/A      $   31,128,596
    2,000      ABC Unified School Dist. GO,
                  zero coupon, 8/1/23, Ser. B (FGIC)                              Aaa/AAA           728,940
    1,000      Alpine Union School Dist. GO, zero coupon, 8/1/24, Ser. B (FSA)    Aaa/AAA           342,760
    8,115      Anaheim City School Dist. GO, 5.00%, 8/1/26 (FGIC)                 Aaa/AAA         8,268,698
   23,000      Bakersfield, CP, zero coupon, 4/15/21, Ser. B                       NR/AAA         9,657,010
    1,945      Bay Area Govt. Assoc. Improvement Bd. Act 1915,
                  6.30%, 9/2/25                                                    NR/NR          1,985,650
    2,000      Bay Area Govt. Assoc. Lease Rev.,
                  5.00%, 7/1/32, Ser. 2002-1 (AMBAC)                              Aaa/AAA         2,041,120
    1,085      Capistrano Unified School Dist., Community Fac. Dist.
                  Special Tax, 5.70%, 9/1/20                                       NR/NR          1,076,808
      565      Catholic Health Facs. Fin. Auth. Rev., 5.00%, 7/1/28, Ser. A      Baa2/BBB           516,500
    2,300      Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)         Aaa/AAA           621,276
    9,865      Chula Vista Special Tax, 6.05%-6.20%, 9/1/25-9/1/33                 NR/NR          9,969,521
    8,035      Clovis Unified School District, GO,
                  zero coupon, 8/1/23-8/1/27, Ser. B (FGIC)                       Aaa/AAA         2,569,647
    1,410      Community College Financing Auth. Lease Rev.,
                  5.00%, 8/1/27, Ser. A (AMBAC)                                   Aaa/AAA         1,442,458
    6,355      Corona-Norco Unified School Dist., Public Financing Auth.
                  Special Tax, 5.55%-6.10%, 9/1/15-9/1/32, Ser. A                  NR/NR          6,382,245
    1,110      Corona-Norco Unified School Dist. Special Tax,
                  5.10%, 9/1/25 (AMBAC)                                           Aaa/AAA         1,140,658
    2,800      Cotati Redev. Agcy. Tax Allocation, 5.00%, 9/1/31, Ser. A (MBIA)   Aaa/AAA         2,846,536
    3,000      Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)            Aaa/AAA         3,086,850
    2,825      Empire Union School Dist. Special Tax.,
                  zero coupon, 10/1/30-10/1/32 (AMBAC)                            Aaa/AAA           642,520
    1,000      Escondido Union School Dist. GO, zero coupon, 8/1/27 (FSA)         Aaa/AAA           284,750
    2,440      Eureka Unified School Dist. GO, zero coupon, 8/1/27 (FSA)          Aaa/AAA           694,790
               Foothill Eastern Corrider Agcy. Toll Road Rev.,
   42,010         zero coupon, 1/1/25-1/1/30, Ser. A                              Aaa/AAA        12,162,082
    1,500         zero coupon, 1/15/27 (MBIA)                                     Aaa/AAA         1,215,930
      400      Franklin-McKinley School Dist. GO, 5.00%, 8/1/27, Ser. B (FSA)     Aaa/AAA           409,208
   47,900      Golden State Tobacco Securitization Corp. Rev.,
                  6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                        A3/A-         46,328,366
      850      Golden Valley Unified School Dist. GO,
                  zero coupon, 8/1/35, Ser. B (FGIC)                              Aaa/AAA           153,476
    2,115      Health Facs. Financing Auth. Rev., 5.375%, 11/1/20                  NR/A           2,192,769
    1,750      Huntington Beach Community Facs. Dist. Special Tax,
                  6.30%, 9/1/32                                                    NR/NR          1,775,602
    2,080      Industry Urban Dev. Agcy. Tax Allocation,
                  4.75%, 5/1/21 (MBIA)                                            Aaa/AAA         2,126,134
    7,000      Irvine Improvement Board Act 1915 Special Assessment,
                  5.70%, 9/2/26.                                                   NR/NR          7,032,760
    1,900      Jurupa Unified School Dist. GO, zero coupon, 5/1/27 (FGIC)         Aaa/AAA           541,025
    2,450      Kings Canyon JT Unified School Dist. GO,
                  zero coupon, 8/1/27 (FGIC)                                      Aaa/AAA           697,638


               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  15

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                      Credit Rating
    (000)                                                                      (Moody's/S&P)      Value*
============================================================================================================
  $ 5,300      Livermore-Amador Valley Water Management Agcy.,
                  Sewer Rev., 5.00%, 8/1/31 (AMBAC)                               Aaa/AAA    $    5,387,344
    5,935      Long Beach Unified School Dist., GO,
                  5.00%, 8/1/27, Ser. C (MBIA)                                    Aaa/NR          6,052,454
               Los Angeles, CP,
    9,895         5.00%, 2/1/27 (MBIA)                                            Aaa/AAA        10,093,692
    2,685         5.00%, 10/1/27, Ser. AU (MBIA)                                  Aaa/AAA         2,742,486
    7,200      Los Angeles Wastewater Syst. Rev.,
                  5.00%, 6/1/30, Ser. A (FGIC)                                    Aaa/AAA         7,334,640
    3,475      Loyola Marymount University Educational Facs. Auth. Rev.,
                  zero coupon, 10/1/34 (MBIA)                                     Aaa/NR            666,297
    1,000      Manhattan Beach Unified School Dist. GO,
                  zero coupon, 9/1/25 (FGIC)                                      Aaa/AAA           317,930
    7,295      Manteca Redev. Agcy. Tax Allocation, 5.00%, 10/1/32 (FSA)          Aaa/AAA         7,447,538
               Manteca Unified School Dist. Special Tax,
    5,330         5.00%, 9/1/29, Ser. C                                           Aaa/AAA         5,435,534
    2,365         zero coupon, 9/1/25 (MBIA)                                      Aaa/AAA           751,904
    4,000      Merced Cnty., CP, 5.00%, 6/1/32 (AMBAC)                            Aaa/NR          4,069,200
    7,320      Modesto Elementary School Dist., Stanislaus Cnty. GO,
                  zero coupon, 8/1/23-5/1/27, Ser. A (FGIC)                       Aaa/AAA         2,457,355
    2,150      Modesto High School Dist., Stanislaus Cnty. GO,
                  zero coupon, 8/1/26, Ser. A (FGIC)                              Aaa/AAA           648,440
    1,000      Modesto Public Financing Auth. Lease Rev.,
                  5.00%, 9/1/29 (AMBAC)                                           Aaa/AAA         1,013,870
    2,385      Monrovia Financing Auth. Lease Rev.,
                  5.125%, 12/1/31 (AMBAC)                                         Aaa/AAA         2,462,966
               Montebello Unified School Dist. GO,
    7,105         zero coupon, 8/1/24-8/1/27 (FGIC)                               Aaa/AAA         2,208,025
    1,485         zero coupon, 8/1/24 (FSA)                                       Aaa/AAA           508,999
    2,400      Morgan Hill Unified School Dist. GO, zero coupon, 8/1/23 (FGIC)    Aaa/AAA           874,728
    1,500      Mountain View-Whisman School Dist. GO,
                  5.00%, 6/1/27 Ser. D (MBIA)                                     Aaa/AAA         1,534,140
    1,800      Murrieta Redev. Agcy. Tax, 5.00%, 8/1/32 (MBIA)                    Aaa/AAA         1,837,188
    3,245      Newark Unified School Dist. GO,
                  zero coupon, 8/1/26, Ser. D (FSA)                               Aaa/AAA           978,692
    2,750      North City West School Facs. Financing Auth., Special Tax,
                  zero coupon, 9/1/27 (AMBAC)                                     Aaa/AAA           779,597
    3,580      Oakland Redev. Agcy. Tax Allocation, 5.25%, 9/1/27-9/1/33           NR/A-          3,592,709
    1,000      Orange Cnty. Community Facs. Dist. Special Tax,
                  6.00%, 8/15/25, Ser. A                                           NR/NR          1,024,640
   12,000      Orange Cnty. Sanitation Dist. CP, 5.25%, 2/1/30 (FGIC)             Aaa/AAA        12,525,960
    3,685      Palmdale Community Redev. Agcy. Tax Allocation,
                  zero coupon, 12/1/30-12/1/32 (AMBAC)                            Aaa/AAA           825,502
    1,750      Paramount Unified School Dist. GO,
                  zero coupon, 9/1/23, Ser. B (FSA)                               Aaa/AAA           635,092
               Perris Public Financing Auth. Rev.,
    1,190         4.75%, 10/1/23, Ser. B (MBIA)                                   Aaa/AAA         1,199,960
    2,580         5.375%-5.625%, 10/1/20-10/1/31, Ser. C                           NR/BBB         2,602,506


16  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                      Credit Rating
    (000)                                                                      (Moody's/S&P)      Value*
============================================================================================================
  $14,200      Poway Unified School Dist. Special Tax,
                  5.50%-6.125%, 9/1/25-9/1/33                                      NR/NR     $   14,113,248
    2,000      Rancho Cucamonga Community Facs. Dist., Special Tax,
                  6.375%, 9/1/31, Ser. A                                           NR/NR          2,029,300
    1,500      Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)               Aaa/AAA           361,410
   17,500      Rocklin Unified School Dist. GO,
                  zero coupon, 8/1/24-8/1/27 (FGIC)                               Aaa/AAA         5,478,895
    9,250      Roseville Redev. Agcy. Tax Allocation,
                  5.00%, 9/1/27-9/1/33 (MBIA)                                     Aaa/AAA         9,457,993
               Sacramento City Financing Auth. Rev.,
    4,500         5.00%, 12/1/32, Ser. A (FSA)                                    Aaa/AAA         4,581,540
    4,935         6.25%, 9/1/23                                                    NR/NR          5,067,209
   16,000      Sacramento Cnty. Airport Syst. Rev., 5.00%, 7/1/32, Ser. A (FSA)   Aaa/AAA        16,278,560
    1,500      San Diego Public Facs. Financing Auth. Lease Rev.,
                  5.00%, 4/1/32 (MBIA)                                            Aaa/AAA         1,525,440
    1,000      San Diego Public Facs. Financing Auth. Sewer Rev.,
                  5.00%, 5/15/29, Ser. A (FGIC)                                   Aaa/AAA         1,017,390
   14,000      San Diego Public Facs. Financing Auth. Water Rev.,
                  5.00%, 8/1/32 (MBIA)                                            Aaa/AAA        14,245,280
   16,285      San Diego Cnty. Water Auth. Water Rev., CP,
                  5.00%, 5/1/28-5/1/29, Ser. A (MBIA)                             Aaa/AAA        16,633,933
               San Francisco City & Cnty. Airport Community, Int'l Airport Rev.,
    5,585         4.50%, 5/1/28, Ser. 15B (MBIA)                                  Aaa/AAA         5,399,969
   20,300         5.00%, 5/1/32, Ser. 28B (MBIA)                                  Aaa/AAA        20,647,739
   10,405      San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
                  zero coupon, 1/1/25                                             AAA/AAA         3,548,105
   10,190      San Jose, GO,
                  5.125%, 9/1/31 (MBIA)                                           Aa1/AA+        10,474,301
    7,875      San Juan Unified School Dist. GO,
                  zero coupon, 8/1/23-8/1/26 (FSA).                               Aaa/AAA         2,486,380
    5,000      Santa Margarita Community Fac. Water Dist. Special Tax,
                  6.00%-6.25%, 9/1/29-9/1/30                                       NR/NR          5,075,220
    2,300      San Mateo Union High School Dist. GO,
                  zero coupon, 9/1/20 (FGIC).                                     Aaa/AAA         1,015,910
    4,835      San Mateo Foster City School Dist. GO, 5.10%, 8/1/31 (FGIC)        Aaa/AAA         4,939,919
    1,730      San Rafael City High School Dist. GO,
                  5.00% 8/1/27, Ser. B (FSA)                                      Aaa/AAA         1,760,310
    3,280      San Rafael Elementary School Dist. GO,
                  5.00%, 8/1/27, Ser. B (FSA)                                     Aaa/AAA         3,337,466
    8,690      Santa Clara Unified School Dist. GO,
                  5.00%, 7/1/25-7/1/27 (MBIA)                                     NR/AAA          8,853,144
    1,260      Santa Cruz Cnty., CP, 5.25%, 8/1/32                                 A2/NR          1,280,488
    3,485      Saugus Hart School Facs. Financing Auth. Special Tax,
                  6.10%-6.125%, 9/1/32-9/1/33                                      NR/NR          3,531,745
    1,000      Shasta Union High School Dist. GO,
                  zero coupon, 8/1/24 (FGIC)                                      Aaa/AAA           342,760


               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  17

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                      Credit Rating
    (000)                                                                      (Moody's/S&P)      Value*
============================================================================================================
  $ 4,745      South Tahoe JT Powers Parking Financing Auth. Rev.,
                  7.00%, 12/1/27, Ser. A                                           NR/NR     $    4,959,664
    1,800      Southern Mono Health Care Dist. GO,
                  zero coupon, 8/1/26 (MBIA)                                      Aaa/AAA           536,922
    9,375      State Health Facs. Financing Auth. Rev.,
                  5.125%-5.25%, 1/1/22-1/1/26                                      NR/A           9,339,874
      200      State Infrastructure & Economic Dev. Bk. Rev., Bay Area Toll,
                  5.00%, 7/1/36, Ser. B (AMBAC)                                   Aaa/AAA           203,804
    9,605      State Public Works Board Lease Rev.,
                  5.00%, 10/1/22, Ser. A (FSA)                                    Aaa/AAA         9,901,698
    1,710      State University Rev. & Colleges,
                  5.00%, 11/1/33, Ser. A (AMBAC)                                  Aaa/AAA         1,740,695
    1,170      Statewide Community. Dev. Auth. CP, 6.10%, 11/1/15 (d)              NR/NR          1,186,134
    6,555      Statewide Community. Dev. Auth. Rev.,
                  6.75%, 10/1/30-7/1/32 (d)                                        NR/NR          6,661,717
    2,770      Statewide Community Dev. Auth., Rev., 5.50%, 11/1/32, Ser. A        A3/A           2,842,436
               Statewide Financing Auth. Tobacco Settlement Rev.,
    1,940         5.625%, 5/1/29, Ser. A                                           A3/NR          1,730,111
   20,000         6.00%, 5/1/37, Ser. B                                            A3/NR         17,497,200
    7,750      Tamalpais Union High School Dist. GO, 5.00%, 8/1/27 (FSA)         Aaa/AAA         7,885,780
               Tobacco Securization Agcy. Rev.,
   15,000         5.625%-6.00%, 6/1/23-6/1/35                                      A3/A-         13,596,600
    1,800         5.875%, 6/1/43, Ser. A                                           A3/NR          1,525,644
    4,500         6.00%, 6/1/42                                                    A3/NR          3,892,050
    1,000      Tracy Community Facs. Dist. Special Tax, 6.00%, 9/1/27              NR/NR          1,005,420
    6,250      University Revs., Ser. A, 5.00%, 5/15/11 (AMBAC)                   Aaa/AAA         6,986,000
    1,555      Ventura Unified School Dist. GO, 5.00%, 8/1/32, Ser. F (FSA)       Aaa/AAA         1,582,244
   10,000      Ventura Cnty. Community College Dist. GO,
                  5.00%, 8/1/27, Ser. A (MBIA)                                    Aaa/AAA        10,230,200
    2,000      Vernon Elec. Syst. Rev., 5.50%, 4/1/33                             A2/BBB+         2,030,560
    3,535      Victor Elementary School Dist.,
                  zero coupon, 8/1/24-8/1/26, Ser. A (FGIC)                       Aaa/AAA         1,112,236
    1,000      Vista Unified School Dist. GO,
                  zero coupon, 8/1/26, Ser. A (FSA)                               Aaa/AAA           301,600
    7,320      West Contra Costa University School Dist. GO,
                  5.00%, 8/1/26-8/1/31, Ser. A (MBIA)                             Aaa/AAA         7,456,747
    3,375      Westlands Water Dist. Rev. CP, 5.00%, 9/1/34 (MBIA)                Aaa/AAA         3,439,969
    2,110      Yuba City Unfied School Dist. GO, zero coupon, 9/1/25 (FGIC)       Aaa/AAA           670,832
                                                                                             --------------

               Total California Municipal Bonds & Notes (cost-$524,072,563)                     529,871,502
                                                                                             ==============
------------------------------------------------------------------------------------------------------------
 OTHER MUNICIPAL BONDS & NOTES--1.7%
------------------------------------------------------------------------------------------------------------
               PUERTO RICO--0.3%
    2,000      Electric Power Auth. Rev., 5.125%, 7/1/29, Ser. NN                  A3/A-          2,035,520
               TENNESSEE--1.4%
    8,535      Memphis Elec. Syst. Rev., 5.00%, 12/1/16, Ser. A (MBIA)            Aaa/AAA         9,247,075
                                                                                             --------------
               Total Other Municipal Bonds & Notes (cost-$11,217,481)                            11,282,595
                                                                                             ==============


18  PIMCO Municipal Income Funds II Annual Report | 11.30.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                      Credit Rating
    (000)                                                                      (Moody's/S&P)      Value*
============================================================================================================
 CALIFORNIA VARIABLE RATE NOTES (a) (b) (f)--6.0%
------------------------------------------------------------------------------------------------------------
  $ 4,238      Los Angeles Dept. of Water & Power, Waterworks Rev.,
                  16.54%, 7/1/41 (FGIC)                                           Aaa/NR     $    4,637,351
   12,465      Los Angeles Unified School Dist. GO,
                  28.28%-32.16%, 1/1/11 (FSA)                                      NR/NR         15,419,289
    1,875      Modesto Public Financing Auth. Lease Rev.,
                  16.04%, 9/1/29, Ser. 354 (AMBAC)                                AAA/NR          1,979,025
    4,952      Oakland, GO, 16.04%, 1/15/32, Ser. 756 (FGIC)                      Aaa/NR          5,309,989
               San Diego Unified School Dist. GO,
    1,944         16.04%, 7/1/27, Ser. 758 (FGIC)                                 Aaa/NR          2,106,829
    2,209         16.04%, 7/1/26, Ser. 759 (FSA)                                   NR/NR          2,390,668
    3,743      San Jose GO, 16.04%, 9/1/32 (MBIA)                                 Aaa/NR          4,006,720
    2,288      San Jose Unified School Dist. Santa Clara Cnty. GO,
                  16.04%, 8/1/27 (FSA)                                            Aaa/NR          2,447,808
    2,500      University Revs., 16.04%, 9/1/28, Ser. 762 (FGIC)                  Aaa/NR          2,708,650
                                                                                             --------------

               Total California Variable Rate Notes (cost-$37,949,936)                           41,006,329
                                                                                             ==============
------------------------------------------------------------------------------------------------------------
 CALIFORNIA VARIABLE RATE DEMAND NOTES (b) (c)--12.0%
------------------------------------------------------------------------------------------------------------
    7,000      Bay Area Toll Auth., Toll Bridge Rev.,
                  1.07%, 12/4/03 (AMBAC)                                          Aaa/AAA         7,000,000
    1,000      Chela Financial Student Loan Rev.,
                  1.15%, 1/2/04, Ser. A-2                                         Aaa/AAA         1,000,000
    7,900      East Bay Muni. Util. Dist. Water Syst. Rev.,
                  1.07%, 12/3/03, Ser. A (FSA)                                    Aaa/AAA         7,900,000
    2,000      Eastern Municipal Water & Sewer Dist. Rev. CP,
                  1.08%, 12/4/03, Ser. B (FGIC)                                  VMIG1/A1+        2,000,000
    7,050      Irvine Unified School Dist. Special Tax,
                  1.05%, 12/1/03 (Bank of New York)                              VMIG1/NR         7,050,000
    1,800      Irvine Ranch Water Dist., 1.07%, 12/1/03                           Aaa/AAA         1,800,000
    5,700      Irvine Ranch Water Dist. GO, 1.07%-1.10%, 12/1/03, Ser. B          NR/A1+          5,700,000
    4,950      Long Beach Unified School Dist. CP, 1.10%, 12/4/03 (AMBAC)        VMIG1/NR         4,950,000
    3,000      Los Angeles Cnty. Metropolitan Transportation Auth. Rev.,
                  Sales Tax Rev., 1.08%, 12/4/03, Ser. A (MBIA)                  VMIG1/A1+        3,000,000
    2,200      Los Angeles Dept. Water & Power Waterworks Rev.,
                  1.05%, 12/1/03, Ser. B-2 .                                     VMIG1/A1+        2,200,000
    2,300      Los Angeles Water & Power Rev.,
                  1.11%, 12/1/03, Ser. B-3                                       VMIG1/AA-        2,300,000
               Metropolitan Water Dist., Southern CA Waterworks Rev.,
    2,700         1.07%, 12/4/03, Ser. A                                         VMIG1/A1+        2,700,000
    4,300         1.05%, 12/1/03, Ser. B-1                                       VMIG1/A1+        4,300,000
    4,500      Orange Cnty. Sanitation Dist. CP, 1.07%, 12/1/03, Ser. B          VMIG1/A1+        4,500,000
    6,000      Sacramento Unified School Dist. CP, 1.10%, 12/4/03 (FSA)          VMIG1/NR         6,000,000
    2,800      Southern Cal. Public Power Auth. Transmision Rev.,
                  1.07%, 12/3/03 (FSA)                                           VMIG1/AAA        2,800,000
    3,700      State Health Facs. Fin. Auth. Rev.,
                  1.05%, 12/1/03, Ser. B (AMBAC)                                 VMIG1/A1+        3,700,000


               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  19

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                      Credit Rating
    (000)                                                                      (Moody's/S&P)      Value*
============================================================================================================
  $ 5,750      State Infrastructure & Economic Dev. Rev.,
                  1.05%, 12/1/03, Ser. B (AMBAC)                                  Aaa/A1+    $    5,750,000
    3,850      Statewide Community Dev. Auth. CP,
                  1.07%, 12/1/03 (AMBAC)                                         VMIG1/A1         3,850,000
    3,750      Western Mun. Water Dist. Facs. Rev.,
                  1.07%, 12/3/03, Ser. A (FSA)                                    NR/AAA          3,750,000
                                                                                             --------------

               Total California Variable Rate Demand Notes (cost-$82,250,000)                    82,250,000
                                                                                             ==============
------------------------------------------------------------------------------------------------------------
 OTHER SHORT-TERM VARIABLE RATE DEMAND NOTES (b) (c)--0.6%
------------------------------------------------------------------------------------------------------------
               TEXAS--0.6%
    4,000      State Univ. Revs., 1.10%, 12/3/03, Ser. A (cost-$4,000,000)        Aaa/AAA         4,000,000
                                                                                             --------------
------------------------------------------------------------------------------------------------------------
 U.S. TREASURY BILLS (e)--2.2%
------------------------------------------------------------------------------------------------------------
   15,370      1.00%-1.07%, 12/4/03-12/18/03 (cost-$15,365,199)                   Aaa/AAA        15,365,301
                                                                                             --------------

TOTAL INVESTMENTS (cost-$674,855,179+)--100.0%                                               $  683,775,727
                                                                                             ==============
------------------------------------------------------------------------------------------------------------

+ The cost basis of portfolio securities for federal income tax purposes is $674,855,179. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $14,309,706; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $5,389,158, net unrealized appreciation for federal income tax purposes is $8,920,548.

20  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03 |
                                | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                      Credit Rating
    (000)                                                                      (Moody's/S&P)      Value*
============================================================================================================
 NEW YORK MUNICIPAL BONDS & NOTES--91.7%
------------------------------------------------------------------------------------------------------------
  $ 1,250      Buffalo Municipal Water Fin. Auth., Water Syst. Rev.,
                  5.00%-5.125%, 7/1/27-7/1/32, Ser. B (FSA)                       Aaa/AAA    $    1,278,715
   10,000      Erie Cnty. Tobacco Asset 6.50%, 7/15/32                           Baa2/BBB        10,335,200
    5,000      Metropolitan Transportation Auth. Dedicated Tax Fund,
                  5.00%, 11/15/30, Ser. A                                         A1/AA-          5,039,350
               Metropolitan Transportation Auth. Rev.,
    1,850         5.00%, 11/15/30, Ser. A (FSA)                                   Aaa/AAA         1,882,005
   10,000         5.25%, 11/15/31, Ser. E                                          A2/A          10,324,000
    7,000      Metropolitan Transportation Auth., Service Contract,
                  5.35%, 7/1/31, Ser. B                                           A3/AAA          7,267,820
               New York City, GO
    4,000         5.00%, 3/1/33, Ser. I                                            A2/A           4,002,640
    1,500         5.75%, 8/1/16, Ser. A                                            A2/A           1,646,700
    3,100      New York City Health & Hospital Corp., Rev.,
                  5.375%-5.45%, 2/15/26, Ser. A                                   A3/BBB          3,154,645
               New York City Municipal Water Fin. Auth.,
                  Water & Sewer Syst. Rev.
    3,055         4.75%, 6/15/25, Ser. D (MBIA)                                   Aaa/AAA         3,063,798
   20,000         5.00%-5.125%, 6/15/32-6/15/34, Ser. A                           Aa2/AA         20,453,100
               New York City Transitional Fin. Auth. Rev.,
   10,000         5.00%, 11/1/27, Ser. B                                          Aa2/AA+        10,179,500
    8,395         5.00%-5.25%, 11/1/11-11/15/26, Ser. A                           Aa2/AA+         8,694,278
      500         5.50%, 11/1/29                                                  Aa2/AA+           581,935
    1,245      New York City Indl. Dev. Agcy., Civic Fac. Rev.,
                  6.45%, 7/1/32                                                   Baa3/NR         1,303,191
    1,000      New York City Indl Dev. Agcy. Rev., 4.95%, 11/20/32 (GNMA)         NR/AA+            995,400
    3,600      Port Auth. New York & New Jersey, 5.00%, 4/15/32                   Aaa/AAA         3,693,564
    6,590      Sachem Central School District of Holbrook,
                  5.00%, 6/15/28-6/15/29                                          Aaa/AAA         6,733,080
    7,500      State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
                  5.00%, 7/1/32                                                   A1/AA-          7,546,500
    3,225      State Dormitory Auth. Revs., FHA-NY & Presbyterian Hospital,
                  4.75%, 8/1/27(AMBAC)                                            Aaa/AAA         3,211,165
    5,000      State Dormitory Auth. Revs., FHA-Saint Barnabas,
                  5.00%, 2/1/31, Ser. A (AMBAC)                                   Aaa/AAA         5,080,500
    5,300      State Dormitory Auth. Revs., Lenox Hill Hospital,
                  5.50%, 7/1/30                                                    A3/NR          5,456,721
    1,400      State Dormitory Auth. Revs., Long Island Univ.,
                  5.25%, 9/1/28                                                   Baa3/AA         1,441,160
    7,000      State Dormitory Auth. Revs., Memorial Sloan-Kettering Center,
                  Ser 1, 5.00%, 7/1/34                                            Aa2/AA          7,058,030
    8,850      State Dormitory Auth. Revs., North General Hospital,
                  5.00%, 2/15/25                                                  NR/AA-          8,901,242
    4,270      State Dormitory Auth. Rev., Teachers College,
                  5.00%, 7/1/32 (MBIA)                                            Aaa/NR          4,335,288
    8,600      State Dormitory Auth. Rev., State Personal Income Tax,
                  5.00%, 3/15/32                                                   NR/AA          8,688,494

               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  21

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                      Credit Rating
    (000)                                                                      (Moody's/S&P)      Value*
============================================================================================================
  $ 2,000      State Environmental Facs. Corp.,
                  State Clean Water & Drinking, 5.125%, 6/15/31                   Aaa/AAA    $    2,056,320
    1,500      State Power Auth., 4.75%, 11/15/22, Ser. A                         Aa2/AA-         1,524,030
    6,000      State Urban Dev. Corp., Correctional & Youth Facs.
                  Services, 5.50%, 1/1/17, Ser. A                                 A3/AA-          6,682,740
    6,100      State Urban Dev. Corp., Personal Income Tax,
                  5.00%, 3/15/33, Ser. C                                           A1/AA          6,162,769
               Triborough Bridge & Tunnel Auth. Revs., Ser. A,
    4,000         5.00%, 1/1/27                                                   Aa3/AA-         4,066,280
    4,700         5.00%, 1/1/32 (FGIC)                                            Aaa/AAA         4,784,177
               TOB Settlement Asset Backed, Inc.
   25,000         5.75%, 7/15/32                                                  A3/BBB         24,824,500
   10,000         6.375%, 7/15/39                                                 A3/BBB+        10,190,600
    2,000      Warren & Washington Cnty. Indl. Dev. Agy. Fac. Rev.,
                  5.00%, 12/1/35, Ser A                                           Aaa/AAA         2,018,800
      750      Westchester Cnty. Indl Dev. Agcy. Continuing Care,
                  6.50%, 1/1/34                                                    NR/NR            751,988
                                                                                             --------------
               Total New York Municipal Bonds & Notes (cost-$210,490,690)                       215,410,225
                                                                                             ==============
------------------------------------------------------------------------------------------------------------
 OTHER MUNICIPAL BONDS & NOTES--3.2%
------------------------------------------------------------------------------------------------------------
               PUERTO RICO--3.2%
    5,675      Children Trust Fund Puerto Rico Tobacco Settlement Rev.,
                  5.625%, 5/15/43                                                Baa2/BBB         5,274,175
    1,500      Puerto Rico Commonwealth Highway & Transportation Auth.,
                  5.25%, 7/1/38, Ser. D                                           Baa1/A          1,534,230
      750      Puerto Rico Electric Power Authority, Power Revenue
                  5.125%, 7/1/29, Ser. NN                                          A3/A-            763,320
                                                                                             --------------

               Total Other Municipal Bonds & Notes (cost-$7,709,765)                              7,571,725
                                                                                             ==============
------------------------------------------------------------------------------------------------------------
 NEW YORK VARIABLE RATE NOTES (a) (b) (f)--3.5%
------------------------------------------------------------------------------------------------------------
    6,994      Long Island Power Auth. Elec. Syst. Rev., Ser. 339,
                  16.95%, 12/4/03 (MBIA)                                          Aaa/NR
               Total New York Variable Rate Notes (cost-$7,007,546)                               8,230,819
                                                                                             ==============
------------------------------------------------------------------------------------------------------------
 U.S. TREASURY BILLS (e)--1.6%
------------------------------------------------------------------------------------------------------------
    3,835      .94%, 12/4/03-12/18/04 (cost-$3,834,040)                           Aaa/AAA         3,834,079
                                                                                             --------------

TOTAL INVESTMENTS (cost-$229,042,041+)--100.0%                                               $  235,046,848
                                                                                             ==============
============================================================================================================

+ The cost basis of portfolio securities for federal income tax purposes is $229,042,041. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $6,562,524, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $557,717 and net unrealized appreciation for federal income tax purposes is $6,004,807.


22  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)
--------------------------------------------------------------------------------


================================================================================
NOTES TO SCHEDULES OF INVESTMENTS:

* Long-term debt securities are valued by an independent price service authorized by the Board of Trustees.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. These securities amounted to $116,732,032 or 8.3% of total investments, $41,006,329 or 6.0% of total investments and $8,230,819 or 3.5% of total investments, respectively, for Municipal II, California Municipal II and New York Municipal II.

(b) Variable Rate Notes--instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c) Maturity date shown is date of next call.

(d) Security deemed illiquid.

(e) All or partial principal amount segregated as initial margin on futures contracts.

(f) Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
--------------------------------------------------------------------------------

GLOSSARY:
AMBAC -- insured by American Municipal Bond Assurance Corp.
CP -- Certificates of Participation
FGIC -- insured by insured Financial Guaranty Insurance Co.
FSA -- Financial Services Authority
GNMA -- Government National Mortgage Association
GO -- General Obligation Bonds
MBIA -- insured by Municipal Bond Investors Assurance
NR -- Not Rated
PSF -- Public School Fund
XLCA -- insured by XL Capital Assurance


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |
                11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF ASSETS AND LIABILITIES November 30, 2003 (unaudited)

                                                                              CALIFORNIA        NEW YORK
                                                           MUNICIPAL II      MUNICIPAL II     MUNICIPAL II
                                                          --------------     ------------     ------------
ASSETS:
Investments, at value (cost-$1,363,836,111,
  $674,855,179 and $229,042,041, respectively)            $1,405,330,320     $683,775,727     $235,046,848
--------------------------------------------------------  -----------------  ---------------  --------------
Cash                                                           1,408,601        1,036,079          346,498
--------------------------------------------------------  -----------------  ---------------  --------------
Interest receivable                                           20,562,147       12,780,037        4,322,885
--------------------------------------------------------  -----------------  ---------------  --------------
Receivable for variation margin on futures contracts           4,873,125        2,049,375          439,688
--------------------------------------------------------  -----------------  ---------------  --------------
Receivable for investments sold                                  100,000               --               --
--------------------------------------------------------  -----------------  ---------------  --------------
Prepaid expenses                                                  37,663           31,073           14,817
--------------------------------------------------------  -----------------  ---------------  --------------
  Total Assets                                             1,432,311,856      699,672,291      240,170,736
========================================================  =================  ===============  ==============

LIABILITIES:
Payable for investments purchased                             73,795,631        9,283,757               --
--------------------------------------------------------  -----------------  ---------------  --------------
Dividends payable to common and preferred shareholders         4,954,010        2,475,401          853,010
--------------------------------------------------------  -----------------  ---------------  --------------
Investment management fees payable                               548,397          278,671           96,901
--------------------------------------------------------  -----------------  ---------------  --------------
Accrued expenses                                                 111,371           93,056           42,335
--------------------------------------------------------  -----------------  ---------------  --------------
  Total Liabilities                                           79,409,409       12,130,885          992,246
--------------------------------------------------------  -----------------  ---------------  --------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET
  ASSET AND LIQUIDATION VALUE PER SHARE APPLICABLE TO
  AN AGGREGATE OF 20,200, 10,400 AND 3,600 SHARES
  ISSUED AND OUTSTANDING, RESPECTIVELY)                      505,000,000      260,000,000       90,000,000
--------------------------------------------------------  -----------------  ---------------  --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS              $  847,902,447     $427,541,406     $149,178,490
========================================================  =================  ===============  ==============

COMPOSITION OF NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Common Stock:
  Par value ($0.00001 per share)                          $          579     $        301     $        104
--------------------------------------------------------  -----------------  ---------------  --------------
  Paid-in-capital in excess of par                           823,152,606      427,804,627      147,517,644
--------------------------------------------------------  -----------------  ---------------  --------------
Undistributed net investment income                            5,813,596        2,930,152          288,636
--------------------------------------------------------  -----------------  ---------------  --------------
Accumulated net realized loss                                (14,856,605)      (8,056,096)      (3,662,795)
--------------------------------------------------------  -----------------  ---------------  --------------
Net unrealized appreciation of investments and
  futures contracts                                           33,792,271        4,862,422        5,034,901
--------------------------------------------------------  -----------------  ---------------  --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS              $  847,902,447     $427,541,406     $149,178,490
========================================================  =================  ===============  ==============
Common Shares Outstanding                                     57,917,258       30,114,041       10,393,279
--------------------------------------------------------  -----------------  ---------------  --------------
NET ASSET VALUE PER COMMON SHARE                                  $14.64           $14.20           $14.35
========================================================  =================  ===============  ==============


24  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03
                                | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF OPERATIONS
For the six months ended November 30, 2003 (unaudited)
================================================================================

                                                                             CALIFORNIA        NEW YORK
                                                           MUNICIPAL II     MUNICIPAL II     MUNICIPAL II
--------------------------------------------------------  ---------------  ---------------  --------------
INVESTMENT INCOME:
Interest                                                    $38,371,215      $20,004,178      $6,425,244
--------------------------------------------------------  ---------------  ---------------  --------------

EXPENSES:
Investment management fees                                    4,300,347        2,191,249         758,631
--------------------------------------------------------  ---------------  ---------------  --------------
Auction agent fees and commissions                              645,257          337,945         117,809
--------------------------------------------------------  ---------------  ---------------  --------------
Custodian and accounting agent fees                              66,186           67,205          44,723
--------------------------------------------------------  ---------------  ---------------  --------------
Reports to shareholders                                          60,707           32,738          13,297
--------------------------------------------------------  ---------------  ---------------  --------------
Investor relations                                               48,603           23,547           9,671
--------------------------------------------------------  ---------------  ---------------  --------------
Audit and tax services                                           41,498           15,010          17,364
--------------------------------------------------------  ---------------  ---------------  --------------
New York Stock Exchange listing fees                             38,538           25,088          19,993
--------------------------------------------------------  ---------------  ---------------  --------------
Trustees' fees and expenses                                      27,044           21,031           7,536
--------------------------------------------------------  ---------------  ---------------  --------------
Transfer agent fees                                              18,247           17,467          15,520
--------------------------------------------------------  ---------------  ---------------  --------------
Legal fees                                                       15,006            9,315           2,220
--------------------------------------------------------  ---------------  ---------------  --------------
Insurance expense                                                14,679            8,217           3,595
--------------------------------------------------------  ---------------  ---------------  --------------
Miscellaneous                                                     6,487            5,030           3,300
--------------------------------------------------------  ---------------  ---------------  --------------
  Total expenses                                              5,282,599        2,753,842       1,013,659
--------------------------------------------------------  ---------------  ---------------  --------------
  Less: investment management fees waived                      (992,388)        (505,673)       (174,069)
--------------------------------------------------------  ---------------  ---------------  --------------
    custody credits earned on cash balances                      (1,799)         (10,034)           (863)
--------------------------------------------------------  ---------------  ---------------  --------------
  Net expenses                                                4,288,412        2,238,135         838,727
--------------------------------------------------------  ---------------  ---------------  --------------

NET INVESTMENT INCOME                                       $34,082,803      $17,766,043      $5,586,517
========================================================  ===============  ===============  ==============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments                                                     951,806       (2,412,662)        (89,557)
--------------------------------------------------------  ---------------  ---------------  --------------
Futures contracts                                            20,712,494        8,200,562         543,103
--------------------------------------------------------  ---------------  ---------------  --------------
Options written                                               3,431,840        2,386,407         593,941
--------------------------------------------------------  ---------------  ---------------  --------------
Net change in unrealized appreciation/depreciation
  of investments, futures contracts and options written     (31,111,074)     (25,486,078)     (2,624,338)
--------------------------------------------------------  ---------------  ---------------  --------------
Net realized and unrealized loss on investments,
  futures contracts and options written                      (6,014,934)     (17,311,771)     (1,576,851)
--------------------------------------------------------  ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
INVESTMENT OPERATIONS                                        28,067,869          454,272       4,009,666
========================================================  ===============  ===============  ==============
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                      (2,129,186)        (932,802)       (336,760)
--------------------------------------------------------  ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS RESULTING FROM INVESTMENT
OPERATIONS                                                  $25,938,683      $  (478,530)     $3,672,906
========================================================  ===============  ===============  ==============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |
               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  25

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF CHANGES IN NET ASSETS
                                APPLICABLE TO COMMON SHAREHOLDERS

================================================================================

                                                                                            MUNICIPAL II
                                                                                   --------------------------------
                                                                                     Six Months    For the period
                                                                                        ended      June 28, 2002*
                                                                                    November 30,       through
                                                                                        2003           May 31,
                                                                                     (unaudited)        2003
                                                                                   --------------  ----------------
INVESTMENT OPERATIONS:
Net investment income                                                               $ 34,082,803     $ 53,776,637
--------------------------------------------------------------------------------   --------------  ----------------
Net realized gain (loss) on investments, futures contracts and options written        25,096,140      (34,060,562)
--------------------------------------------------------------------------------   --------------  ----------------
Net change in unrealized appreciation/depreciation of investments, futures
  contracts and options written                                                      (31,111,074)      64,903,345
--------------------------------------------------------------------------------   --------------  ----------------
Net increase in net assets resulting from investment operations                       28,067,869       84,619,420
--------------------------------------------------------------------------------   --------------  ----------------

DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                                 (2,129,186)      (4,384,249)
--------------------------------------------------------------------------------   --------------  ----------------
Net realized gains                                                                            --         (504,626)
--------------------------------------------------------------------------------   --------------  ----------------
Net increase (decrease) in net assets applicable to common shareholders
  resulting from investment operations                                                25,938,683       79,730,545
--------------------------------------------------------------------------------   --------------  ----------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                (26,865,578)     (48,666,775)
--------------------------------------------------------------------------------   --------------  ----------------
Net realized gains                                                                            --       (5,387,613)
--------------------------------------------------------------------------------   --------------  ----------------
Total dividends and distributions to common shareholders                             (26,865,578)     (54,054,388)
================================================================================   ==============  ================

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                    --      823,703,945
--------------------------------------------------------------------------------   --------------  ----------------
Preferred shares underwriting discount charged to paid-in capital
  in excess of par                                                                            --       (5,050,000)
--------------------------------------------------------------------------------   --------------  ----------------
Common stock and preferred shares offering costs charged to paid-in capital
  in excess of par                                                                            --       (1,540,514)
--------------------------------------------------------------------------------   --------------  ----------------
Reinvestment of dividends and distributions                                            1,944,155        3,995,596
--------------------------------------------------------------------------------   --------------  ----------------
Net increase from capital transactions                                                 1,944,155      821,109,027
--------------------------------------------------------------------------------   --------------  ----------------
Total increase (decrease) in net assets applicable to common shareholders              1,017,260      846,785,184
================================================================================   ==============  ================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                  846,885,187          100,003
--------------------------------------------------------------------------------   --------------  ----------------
End of period (including  undistributed  (dividends in excess of) net investment income of $5,813,596 and $725,557; $2,930,152 and $(465,795);
  $288,636 and $(322,399); respectively)                                            $847,902,447     $846,885,187
================================================================================   ==============  ================

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                        --       57,501,148
--------------------------------------------------------------------------------   --------------  ----------------
Issued in reinvestment of dividends and distributions                                    136,392          272,737
--------------------------------------------------------------------------------   --------------  ----------------
NET INCREASE                                                                             136,392       57,773,885
================================================================================   ==============  ================

* Commencement of operations.


26  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03
                                | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

================================================================================

    CALIFORNIA MUNICIPAL II            NEW YORK MUNICIPAL II
-------------------------------  ---------------------------------
  Six Months    For the period      Six Months    For the period
     ended      June 28, 2002*         ended      June 28, 2002*
 November 30,       through        November 30,       through
     2003           May 31,            2003           May 31,
  (unaudited)        2003           (unaudited)        2003
--------------  ---------------  ---------------  ----------------

 $ 17,766,043     $ 26,020,045     $  5,586,517     $  8,865,872
--------------  ---------------  ---------------  ----------------
    8,174,307      (16,230,403)       1,047,487       (4,710,282)
--------------  ---------------  ---------------  ----------------

  (25,486,078)      30,348,500       (2,624,338)       7,659,239
--------------  ---------------  ---------------  ----------------
      454,272       40,138,142        4,009,666       11,814,829
--------------  ---------------  ---------------  ----------------


     (932,802)      (2,140,933)        (336,760)        (794,061)
--------------  ---------------  ---------------  ----------------
           --               --               --               --
--------------  ---------------  ---------------  ----------------

     (478,530)      37,997,209        3,672,906       11,020,768
--------------  ---------------  ---------------  ----------------


  (13,437,294)     (24,344,907)      (4,638,722)      (8,394,210)
--------------  ---------------  ---------------  ----------------
           --               --               --               --
--------------  ---------------  ---------------  ----------------
  (13,437,294)     (24,344,907)      (4,638,722)      (8,394,210)
==============  ===============  ===============  ================


           --      428,317,500               --      147,473,483
--------------  ---------------  ---------------  ----------------

           --       (2,600,000)              --         (900,000)
--------------  ---------------  ---------------  ----------------

           --         (951,964)              --         (458,454)
--------------  ---------------  ---------------  ----------------
    1,486,832        1,452,557          538,705          764,011
--------------  ---------------  ---------------  ----------------
    1,486,832      426,218,093          538,705      146,879,040
--------------  ---------------  ---------------  ----------------
  (12,428,992)     439,870,395         (427,111)     149,505,598
==============  ===============  ===============  ================


  439,970,398          100,003      149,605,601          100,003
--------------  ---------------  ---------------  ----------------


 $427,541,406     $439,970,398     $149,178,490     $149,605,601
==============  ===============  ===============  ================


           --       29,900,000               --       10,294,833
--------------  ---------------  ---------------  ----------------
      107,168           99,892           38,697           52,768
--------------  ---------------  ---------------  ----------------
      107,168       29,999,892           38,697       10,347,601
==============  ===============  ===============  ================




               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  27

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2003 (unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Municipal Income Fund II ("Municipal II"), PIMCO California Municipal Income Fund II ("California Municipal II") and PIMCO New York Municipal Income Fund II ("New York Municipal II") collectively referred to as the "Funds" or "PIMCO Municipal Income Funds II", were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest of each Fund at an aggregate purchase price of $100,003 per Fund to Allianz
Dresdner Asset Management of America L.P., ("ADAM"). PIMCO Advisors Fund Management LLC, (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

Municipal II, California Municipal II and New York Municipal II issued 50,500,000, 26,000,000 and 9,000,000 shares of common stock, respectively, in their initial public offerings. An additional 7,001,148, 3,900,000 and 1,294,833 shares of Municipal II, California Municipal II and New York Municipal II, respectively, were issued in connection with the exercises of the underwriters' over-allotment option on July 15, 2002 and August 6, 2002. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. The Investment Manager agreed to reimburse the amount by which the aggregate of each Fund's organizational and common offering costs (other than sales load) exceeded $0.03 per common share. Common offering costs of $1,174,197, $682,616 and $308,845 (representing $0.02 per common share for Municipal II and California Municipal II and $0.03 per common share for New York Municipal II), were offset against the proceeds of the offerings and have been charged to paid-in capital in excess of par.

In addition, the underwriters discount and offering costs associated with the Funds' issuance of Preferred Shares in the amounts of $5,050,000 and $366,317, $2,600,000 and $269,348 and $900,000 and $149,609, for Municipal II, California
Municipal II and New York Municipal II, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a)  VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The value of the Funds' investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold.


28  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2003 (unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(b)  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c)  FEDERAL INCOME TAXES

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

(d)  DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e)  FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f)  OPTION TRANSACTIONS

For hedging purposes, the Funds may purchase and write (sell) put and call options on municipal bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at a price different from the current market price.


               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  29

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2003 (unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

(g)  RESIDUAL INTEREST MUNICIPAL BONDS (RIBS)

The Funds invest in Residual Interest Municipal Bond ("RIBS") whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, RIBS are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other Municipal Bonds of comparable maturity. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond.

(h)  CUSTODY CREDITS EARNED ON CASH BALANCES

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2.   INVESTMENT MANAGER AND SUB-ADVISER

Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision by each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager will receive an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse each Fund for fees and expenses at the annual rate of 0.15% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through June 30, 2007, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to each Fund's assets. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through June 30, 2007, and will receive an increasing amount (not to exceed 0.50% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through June 30, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $1,720,139, $876,500 and $303,452 in connection with sub-advisory services for Municipal II, California Municipal II and New York Municipal II, respectively, for the six months ended November 30, 2003.


30  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2003 (unaudited)
================================================================================

3.   INVESTMENTS IN SECURITIES

(a) For the six months ended November 30, 2003, purchases and sales of investments, other than short-term securities, were:

                                                              California                 New York
                                   Municipal II              Municipal II              Municipal II
----------------------------------------------------------------------------------------------------
Purchases                          $115,985,163             $ 79,588,948               $15,508,417
Sales                               160,284,192              133,200,334                16,202,585

(b)  Futures contracts outstanding at November 30, 2003 were:

                                                                # of      Expiration    Unrealized
Fund                                   Type                   Contracts      Date      Depreciation
----------------------------------------------------------------------------------------------------
Municipal II             Short: U.S. Treasury 30 Year Bond     5,198       12/19/03     $7,701,938
California Municipal II  Short: U.S. Treasury 30 Year Bond     2,186       12/19/03     $4,058,126
New York Municipal II    Short: U.S. Treasury 30 Year Bond       469       12/19/03       $969,906

(c) Transactions in options written for the six months ended November 30, 2003 were:

                                                                        Contracts       Premiums
----------------------------------------------------------------------------------------------------
MUNICIPAL II:

Options outstanding, May 31, 2003                                           2,587      $ 2,227,143
                                                                         --------      -----------
Options written                                                            10,636        9,334,018
                                                                         --------      -----------
Options expired                                                            (3,495)      (2,494,144)
                                                                         --------      -----------
Options terminated in closing purchase transactions                        (4,844)      (4,877,554)
                                                                         --------      -----------
Options exercised                                                          (4,884)      (4,189,463)
                                                                         --------      -----------
Options outstanding, November 30, 2003                                         --               $0
                                                                         ========      ===========

CALIFORNIA MUNICIPAL II:

Options outstanding, May 31, 2003                                             947       $  743,511
                                                                         --------      -----------
Options written                                                             5,300        4,129,446
                                                                         --------      -----------
Options expired                                                            (1,473)      (1,074,320)
                                                                         --------      -----------
Options terminated in closing purchase transactions                        (2,722)      (2,764,136)
                                                                         --------      -----------
Options exercised                                                          (2,052)      (1,034,501)
                                                                         --------      -----------
Options outstanding, November 30, 2003                                         --               $0
                                                                         ========      ===========

NEW YORK MUNICIPAL II:

Options outstanding, May 31, 2003                                             507          453,255
                                                                         --------      -----------
Options written                                                             1,058        1,004,283
                                                                         --------      -----------
Options expired                                                              (335)        (355,962)
                                                                         --------      -----------
Options terminated in closing purchase transactions                          (682)        (606,443)
                                                                         --------      -----------
Options exercised                                                            (548)        (495,133)
                                                                         --------      -----------
Options outstanding, November 30, 2003                                         --               $0
                                                                         ========      ===========

4.   AUCTION PREFERRED SHARES

Municipal II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D and 4,040 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal II has issued 2,080 shares of Preferred Shares Series A, 2,080 shares of Preferred Shares Series B, 2,080 shares of Preferred Shares Series C, 2,080 shares of Preferred Shares Series D and 2,080 shares of Preferred Shares


               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  31

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2003 (unaudited)
================================================================================

4.   AUCTION PREFERRED SHARES (CONCLUDED)

Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal II has issued 1,800 shares of Preferred Shares Series A and 1,800 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share, plus accrued dividends.

Dividends  are  accumulated   daily  at  an  annual  rate  set  through  auction
procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended November 30, 2003, the annualized dividend rates ranged from:

                                          High           Low      At 11/30/03
--------------------------------------------------------------------------------
MUNICIPAL II:
  Series A                                1.15%         0.70%        1.00%
  Series B                                1.10%         0.70%        1.00%
  Series C                                1.10%         0.65%        1.05%
  Series D                                1.10%         0.60%        1.05%
  Series E                                1.10%         0.64%        1.00%

CALIFORNIA MUNICIPAL II:
  Series A                                0.90%         0.39%        0.45%
  Series B                                1.00%         0.40%        0.95%
  Series C                                1.00%         0.40%        1.00%
  Series D                                1.05%         0.40%        1.00%
  Series E                                1.05%         0.40%        0.95%

NEW YORK MUNICIPAL II:
  Series A                                1.15%         0.40%        0.40%
  Series B                                1.15%         0.65%        0.82%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5.   SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On  December  1,  2003,   the  following   dividends  were  declared  to  common
shareholders payable December 31, 2003 to shareholders of record on December 12, 2003:

           Municipal II                             $0.084375 per common share
           California Municipal II                  $0.08125 per common share
           New York Municipal II                    $0.08125 per common share

On January 2, 2004, the following dividends were declared to common shareholders payable February 2, 2004 to shareholders of record on January 16, 2004:

           Municipal II                             $0.084375 per common share
           California Municipal II                  $0.08125 per common share
           New York Municipal II                    $0.08125 per common share


32  PIMCO Municipal Income Funds II Semi-Annual  Report | 11.30.03

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period

                                                             MUNICIPAL II
                                                     ---------------------------
                                                      Six Months  For the period
                                                        ended        June 28,
                                                     November 30,     2002*
                                                         2003        through
                                                     (unaudited)   May 31, 2003
                                                     ------------ --------------

Net asset value, beginning of period                      $14.66       $14.33**
---------------------------------------------------- ------------ --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.59         0.93
---------------------------------------------------- ------------ --------------
Net realized and unrealized gain (loss) on
  investments, futures contracts and options written       (0.11)        0.53
---------------------------------------------------- ------------ --------------
Total from investment operations                            0.48         1.46
---------------------------------------------------- ------------ --------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                      (0.04)       (0.08)
---------------------------------------------------- ------------ --------------
Net realized gains                                            --        (0.01)
---------------------------------------------------- ------------ --------------
Total dividends and distributions on
  preferred shares                                         (0.04)       (0.09)
---------------------------------------------------- ------------ --------------
Net increase in net assets applicable to common
  shareholders resulting from investment operations         0.44         1.37
---------------------------------------------------- ------------ --------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
  SHAREHOLDERS FROM:
Net investment income                                     (0.46)        (0.84)
---------------------------------------------------- ------------ --------------
Net realized gains                                           --         (0.09)
---------------------------------------------------- ------------ --------------
Total dividends and distributions to
  common shareholders                                     (0.46)        (0.93)
---------------------------------------------------- ------------ --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in
  capital in excess of par                                    --        (0.02)
---------------------------------------------------- ------------ --------------
Preferred shares offering costs/underwriting
  discounts charged to paid-in capital in
  excess of par                                               --        (0.09)
---------------------------------------------------- ------------ --------------
Total capital share transactions                              --        (0.11)
---------------------------------------------------- ------------ --------------
Net asset value, end of period                            $14.64       $14.66
---------------------------------------------------- ------------ --------------
Market price, end of period                               $13.82       $14.80
---------------------------------------------------- ------------ --------------
TOTAL INVESTMENT RETURN (1)                                (3.48)%       5.19%
---------------------------------------------------- ------------ --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                   $847,902     $846,885
---------------------------------------------------- ------------ --------------
Ratio of expenses to average net assets (2)(3)(4)(5)        1.05%        0.95%
---------------------------------------------------- ------------ --------------
Ratio of net investment income to average net
  assets (2)(4)(5)                                          8.33%        6.99%
---------------------------------------------------- ------------ --------------
Preferred shares asset coverage per share                $66,970      $66,920
---------------------------------------------------- ------------ --------------
Portfolio turnover                                            10%          27%
---------------------------------------------------- ------------ --------------

*   Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day for each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).

(4) Annualized.

(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.29% (annualized) and 8.09% (annualized), respectively for the six months ended November 30, 2003 and 1.18% (annualized) and 6.76% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
             | 11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  33

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period

                                                       CALIFORNIA MUNICIPAL II
                                                     ---------------------------
                                                      Six Months  For the period
                                                        ended        June 28,
                                                     November 30,     2002*
                                                         2003        through
                                                     (unaudited)   May 31, 2003
                                                     ------------ --------------
Net asset value, beginning of period                       $14.66      $14.33**
---------------------------------------------------- ------------ --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.59        0.87
---------------------------------------------------- ------------ --------------
Net realized and unrealized gain (loss) on
  investments, futures contracts and options written        (0.57)       0.46
---------------------------------------------------- ------------ --------------
Total from investment operations                             0.02        1.33
---------------------------------------------------- ------------ --------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                       (0.03)      (0.07)
---------------------------------------------------- ------------ --------------
Net realized gains                                             --          --
---------------------------------------------------- ------------ --------------
Total dividends and distributions on
  preferred shares                                          (0.03)      (0.07)
---------------------------------------------------- ------------ --------------
Net increase (decrease) in net assets applicable
  to common shareholders resulting from
  investment operations                                     (0.01)       1.26
---------------------------------------------------- ------------ --------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                       (0.45)      (0.81)
---------------------------------------------------- ------------ --------------
Net realized gains                                             --          --
---------------------------------------------------- ------------ --------------
Total dividends and distributions to
  common shareholders                                       (0.45)      (0.81)
---------------------------------------------------- ------------ --------------
CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------- ------------ --------------
Common stock offering costs charged to paid-in
  capital in excess of par                                     --       (0.02)
---------------------------------------------------- ------------ --------------
Preferred shares offering costs/underwriting
  discounts charged to paid-in capital in
  excess of par                                                --       (0.10)
---------------------------------------------------- ------------ --------------
Total capital share transactions                               --       (0.12)
---------------------------------------------------- ------------ --------------
Net asset value, end of period                             $14.20      $14.66
---------------------------------------------------- ------------ --------------
Market price, end of period                                $13.79      $14.78
---------------------------------------------------- ------------ --------------
TOTAL INVESTMENT RETURN (1)                                 (3.61)%      4.23%
---------------------------------------------------- ------------ --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                    $427,541    $439,970
---------------------------------------------------- ------------ --------------
Ratio of expenses to average net assets (2)(3)(4)(5)         1.08%       0.97%
---------------------------------------------------- ------------ --------------
Ratio of net investment income to average net
  assets (2)(4)(5)                                           8.58%       6.56%
---------------------------------------------------- ------------ --------------
Preferred shares asset coverage per share                 $66,105     $67,301
---------------------------------------------------- ------------ --------------
Portfolio turnover                                             11%         84%
---------------------------------------------------- ------------ --------------

*   Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day for each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).

(4) Annualized.

(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.32% (annualized) and 8.34% (annualized), respectively for the six months ended November 30, 2003 and 1.20% (annualized) and 6.34% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.


34  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03
                                | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period

================================================================================
                                                        NEW YORK MUNICIPAL II
                                                     ---------------------------
                                                      Six Months  For the period
                                                        ended        June 28,
                                                     November 30,     2002*
                                                         2003        through
                                                     (unaudited)   May 31, 2003
                                                     ------------ --------------
Net asset value, beginning of period                       $14.45      $14.33**
---------------------------------------------------- ------------ --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.48        0.86
---------------------------------------------------- ------------ --------------
Net realized and unrealized gain (loss) on
  investments, futures contracts and
  options written                                           (0.10)       0.28
---------------------------------------------------- ------------ --------------
Total from investment operations                             0.38        1.14
---------------------------------------------------- ------------ --------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                       (0.03)      (0.08)
---------------------------------------------------- ------------ --------------
Net realized gains                                             --          --
---------------------------------------------------- ------------ --------------
Total dividends and distributions on preferred shares       (0.03)      (0.08)
---------------------------------------------------- ------------ --------------
Net increase in net assets applicable to common
  shareholders resulting from investment operations          0.35        1.06
---------------------------------------------------- ------------ --------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
  SHAREHOLDERS FROM:
Net investment income                                       (0.45)      (0.81)
---------------------------------------------------- ------------ --------------
Net realized gains                                                         --
---------------------------------------------------- ------------ --------------
Total dividends and distributions to
  common shareholders                                       (0.45)      (0.81)
---------------------------------------------------- ------------ --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in
  capital in excess of par                                     --       (0.03)
---------------------------------------------------- ------------ --------------
Preferred shares offering costs/underwriting
  discounts charged to paid-in capital in
  excess of par                                                --       (0.10)
---------------------------------------------------- ------------ --------------
Total capital share transactions                               --       (0.13)
---------------------------------------------------- ------------ --------------
Net asset value, end of period                             $14.35      $14.45
---------------------------------------------------- ------------ --------------
Market price, end of period                                $13.89      $14.71
---------------------------------------------------- ------------ --------------
TOTAL INVESTMENT RETURN (1)                                 (2.48)%      3.76%
---------------------------------------------------- ------------ --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
end of period (000)                                      $149,178    $149,606
---------------------------------------------------- ------------ --------------
Ratio of expenses to average net assets (2)(3)(4)(5)         1.17%       1.02%
---------------------------------------------------- ------------ --------------
Ratio of net investment income to average
  net assets (2)(4)(5)                                       7.79%       6.47%
---------------------------------------------------- ------------ --------------
Preferred shares asset coverage per share                 $66,435     $66,552
---------------------------------------------------- ------------ --------------
Portfolio turnover                                              7%         27%
---------------------------------------------------- ------------ --------------

*   Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day for each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).

(4) Annualized.

(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.41% (annualized) and 7.55% (annualized), respectively for the six months ended November 30, 2003, and 1.25% (annualized) and 6.25% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |
               11.30.03 | PIMCO Municipal Income Funds II Semi-Annual Report  35

PIMCO MUNICIPAL INCOME FUNDS II ANNUAL SHAREHOLDER MEETINGS
================================================================================

The Funds held their annual meetings of shareholders on September 16, 2003. Common/Preferred shareholders voted to re-elect Stephen J. Treadway as a Class III Trustee to serve until 2005 and Robert E. Connor as a Class I Trustee to serve until 2006. Preferred shareholders voted to re-elect Hans W. Kertess as a Class I Trustee to serve until 2006.

The resulting vote count is indicated below:
                                                                    Withhold
                                                Affirmative         Authority
--------------------------------------------------------------------------------

MUNICIPAL II:

Election of Stephen J. Treadway                 52,204,988           454,567

Election of Robert E. Connor                    52,187,392           472,163

Election of Hans W. Kertess*                      19,619               44

CALIFORNIA MUNICIPAL II:

Election of Stephen J. Treadway                 26,106,145           253,369

Election of Robert E. Connor                    26,097,270           262,244

Election of Hans W. Kertess*                       8,214                7

NEW YORK MUNICIPAL II:

Election of Stephen J. Treadway                  9,598,415           103,912

Election of Robert E. Connor                     9,595,941           106,386

Election of Hans W. Kertess*                       3,340               13

Paul Belica, John J. Dalessandro II*, and R. Peter Sullivan continue to serve as Trustees of the Funds.

----------
*  Preferred Stock Trustee


36  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.03

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
   Trustee, Chairman, Chairman of the Board
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan, III
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President & Secretary
Mark V. McCray
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal
Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of each Fund without examination by independent auditors, who did not express an opinion hereon.

Daily information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT  Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)  Exhibit   99.Cert.   -  Certification   pursuant  to  Section  302  of  the
     Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO Municipal Income Fund II
              ------------------------------

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date February 6, 2004
---------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date February 6, 2004
---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date February 6, 2004
---------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date February 6, 2004
---------------------